SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%
United States — 96.7%
Communication Services — 9.8%
Activision Blizzard Inc	8,807	$681
Alphabet Inc, Cl A *	4,202	11,234
Alphabet Inc, Cl C *	3,854	10,272
AMC Entertainment Holdings, Cl A *	2,754	105
AT&T Inc	119,675	3,232
Bandwidth Inc, Cl A *	74	7
Cable One Inc	79	143
Cardlytics Inc *	761	64
Cars.com Inc *	4,178	53
Charter Communications Inc, Cl A *	1,268	922
Cinemark Holdings Inc *	4,289	82
Clear Channel Outdoor Holdings, Cl A *	17,605	48
Cogent Communications Holdings Inc	148	10
Comcast Corp, Cl A	53,083	2,969
Discovery Inc, Cl C *	354	9
EchoStar Corp, Cl A *	1,124	29
Electronic Arts Inc	2,676	381
Emerald Holding Inc *	4,781	21
Eventbrite Inc, Cl A *	2,537	48
EverQuote Inc, Cl A *	1,468	27
EW Scripps Co/The, Cl A	3,299	59
Facebook Inc, Cl A *	29,751	10,097
Fox Corp, Cl A	1,372	55
fuboTV *	3,908	94
IAC *	376	49
IMAX Corp *	2,244	43
Interpublic Group of Cos Inc/The	8,487	311
Iridium Communications Inc *	366	15
John Wiley & Sons Inc, Cl A	236	12
Liberty Broadband Corp, Cl A *	81	14
Liberty Broadband Corp, Cl C *	343	59
Liberty Media Corp-Liberty Formula One, Cl C *	1,355	70
Liberty Media Corp-Liberty SiriusXM, Cl C *	234	11
Live Nation Entertainment Inc *	181	16
LiveOne Inc *	14,750	44
Lumen Technologies	872	11
Madison Square Garden Entertainment Corp *	1,768	128
Madison Square Garden Sports Corp *	39	7
Magnite Inc *	2,551	71
Match Group Inc *	1,841	289
Meredith Corp *	1,401	78
Netflix Inc *	5,059	3,088
New York Times Co/The, Cl A	439	22
News Corp, Cl A	829	19
Nexstar Media Group Inc, Cl A	455	69
Omnicom Group Inc	10,137	734
Pinterest, Cl A *	3,339	170
Roku Inc, Cl A *	818	256

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Scholastic Corp	1,266	$45
Shenandoah Telecommunications Co	222	7
Sirius XM Holdings Inc	7,153	44
Skillz, Cl A *	3,639	36
Spotify Technology SA *	1,265	285
Take-Two Interactive Software Inc *	830	128
TechTarget Inc *	1,986	164
TEGNA Inc	3,052	60
T-Mobile US Inc *	5,586	714
TripAdvisor Inc *	1,712	58
Twitter Inc *	7,369	445
Verizon Communications Inc	57,853	3,125
ViacomCBS Inc, Cl B	7,304	289
Vimeo *	610	18
Walt Disney Co/The	21,958	3,715
World Wrestling Entertainment Inc, Cl A	780	44
Zillow Group Inc, Cl C *	1,112	98
Zynga Inc, Cl A *	14,448	109

		55,612

Consumer Discretionary — 11.8%
1-800-Flowers.com Inc, Cl A *	3,668	112
2U Inc *	871	29
Aaron’s Co Inc	416	11
Abercrombie & Fitch Co, Cl A *	2,970	112
Adtalem Global Education Inc *	1,460	55
Advance Auto Parts Inc	317	66
Amazon.com Inc *	5,442	17,877
American Eagle Outfitters Inc	3,416	88
American Public Education Inc *	1,831	47
Aramark	260	9
Asbury Automotive Group Inc *	425	84
AutoNation Inc *	970	118
AutoZone Inc *	235	399
Bath & Body Works	638	40
Bed Bath & Beyond Inc *	517	9
Best Buy Co Inc	14,318	1,514
Big Lots Inc	1,758	76
Bloomin’ Brands Inc *	2,259	57
Booking Holdings Inc *	563	1,337
Boot Barn Holdings Inc *	1,181	105
BorgWarner Inc	321	14
Bright Horizons Family Solutions Inc *	76	11
Brinker International Inc *	1,180	58
Brunswick Corp/DE	839	80
Buckle Inc/The	1,885	75
Burlington Stores Inc *	482	137
Callaway Golf Co *	2,383	66
Canoo *	5,091	39
Capri Holdings Ltd *	1,319	64
CarMax Inc *	1,086	139
Carnival Corp *	15,800	395
Carter’s Inc	471	46

New Covenant Funds/ Quarterly Report /September 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carvana Co, Cl A *	309	$93
Cavco Industries Inc *	255	60
Cheesecake Factory Inc/The *	1,236	58
Chegg Inc *	176	12
Children’s Place Inc/The *	812	61
Chipotle Mexican Grill Inc, Cl A *	232	422
Choice Hotels International Inc	113	14
Columbia Sportswear Co	891	85
Cracker Barrel Old Country Store Inc	323	45
Dana Inc	2,660	59
Darden Restaurants Inc	705	107
Dave & Buster’s Entertainment Inc *	1,283	49
Deckers Outdoor Corp *	306	110
Denny’s Corp *	2,500	41
Designer Brands Inc, Cl A *	3,316	46
Dick’s Sporting Goods Inc	1,054	126
Dillard’s Inc, Cl A	726	125
Dollar General Corp	2,608	553
Dollar Tree Inc *	1,320	126
Domino’s Pizza Inc	309	147
DoorDash, Cl A *	523	108
Dorman Products Inc *	128	12
DR Horton Inc	1,973	166
eBay Inc	20,542	1,431
Etsy Inc *	1,162	242
Expedia Group Inc *	389	64
Fisker *	2,626	38
Five Below Inc *	410	73
Floor & Decor Holdings Inc, Cl A *	232	28
Foot Locker Inc	1,308	60
Ford Motor Co	32,028	454
Fox Factory Holding Corp *	749	108
Frontdoor *	251	11
Gap Inc/The	11,382	258
General Motors Co *	13,058	688
Gentex Corp	440	14
Gentherm Inc *	184	15
Genuine Parts Co	109	13
Goodyear Tire & Rubber Co/The *	989	18
Graham Holdings Co, Cl B	78	46
Grand Canyon Education Inc *	121	11
Group 1 Automotive Inc	86	16
GrowGeneration *	2,599	64
Guess? Inc	2,341	49
H&R Block Inc	3,157	79
Hanesbrands Inc	13,319	229
Harley-Davidson Inc	306	11
Hasbro Inc	2,632	235
Helen of Troy Ltd *	57	13
Hilton Grand Vacations Inc *	3,016	143
Hilton Worldwide Holdings Inc *	3,186	421
Home Depot Inc/The	13,012	4,271

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hyatt Hotels Corp, Cl A *	135	$10
Installed Building Products Inc	694	74
iRobot Corp *	1,013	80
Jack in the Box Inc	658	64
Johnson Outdoors Inc, Cl A	659	70
KB Home	4,733	184
Kohl’s Corp	1,859	88
Kontoor Brands Inc	1,282	64
La-Z-Boy Inc, Cl Z	1,597	51
LCI Industries	483	65
Lear Corp	6,486	1,015
Leggett & Platt Inc	222	10
Lennar Corp, Cl A	651	61
Lennar Corp, Cl B	728	57
LGI Homes Inc *	127	18
LKQ Corp	317	16
Lowe’s Cos Inc	13,635	2,766
M/I Homes Inc *	198	11
Macy’s Inc	4,042	91
Malibu Boats Inc, Cl A *	202	14
Marriott International Inc/MD, Cl A *	3,599	533
Marriott Vacations Worldwide Corp	394	62
Mattel Inc *	14,805	275
McDonald’s Corp	11,361	2,739
Meritage Homes Corp *	794	77
Mohawk Industries Inc *	127	23
Monro Inc	626	36
Murphy USA Inc	422	71
National Vision Holdings Inc *	447	25
Newell Brands Inc	605	13
NIKE Inc, Cl B	17,693	2,570
Nordstrom Inc *	3,866	102
Norwegian Cruise Line Holdings Ltd *	14,956	399
NVR Inc *	13	62
Office Depot Inc *	283	11
Ollie’s Bargain Outlet Holdings Inc *	212	13
OneSpaWorld Holdings Ltd *	3,063	31
O’Reilly Automotive Inc *	677	414
Oxford Industries Inc	665	60
Papa John’s International Inc	806	102
Peloton Interactive Inc, Cl A *	3,058	266
Penske Automotive Group Inc	957	96
PetMed Express Inc	366	10
Planet Fitness Inc, Cl A *	3,228	254
Polaris Inc	966	116
PulteGroup Inc	5,125	235
PVH Corp	108	11
Qurate Retail Inc	1,412	14
Ralph Lauren Corp, Cl A	690	77
RealReal Inc/The *	5,091	67
Rent-A-Center Inc/TX, Cl A	1,764	99
RH *	224	149

2	New Covenant Funds/ Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ross Stores Inc	3,209	$349
Royal Caribbean Cruises Ltd *	8,804	783
Sally Beauty Holdings Inc *	2,794	47
SeaWorld Entertainment Inc *	251	14
Service Corp International/US	250	15
Shake Shack Inc, Cl A *	157	12
Shutterstock Inc	205	23
Signet Jewelers Ltd	2,402	190
Six Flags Entertainment Corp *	248	11
Sleep Number Corp *	1,033	97
Stamps.com Inc *	630	208
Standard Motor Products Inc	943	41
Starbucks Corp	16,902	1,864
Steven Madden Ltd	1,178	47
Stitch Fix Inc, Cl A *	1,021	41
Strategic Education Inc	331	23
Stride Inc *	348	13
Tapestry Inc	2,803	104
Target Corp	6,577	1,505
Taylor Morrison Home Corp, Cl A *	12,743	329
Tempur Sealy International Inc	2,272	105
Tenneco Inc, Cl A *	3,599	51
Terminix Global Holdings Inc *	303	13
Tesla Inc *	9,761	7,569
Texas Roadhouse Inc, Cl A	889	81
Thor Industries Inc	106	13
TJX Cos Inc/The	14,736	972
Toll Brothers Inc	2,246	124
TopBuild Corp *	476	98
Tractor Supply Co	2,377	482
Travel + Leisure	4,669	255
Tri Pointe Homes *	3,236	68
Ulta Beauty Inc *	279	101
Under Armour Inc, Cl C *	556	10
Urban Outfitters Inc *	417	12
Vail Resorts Inc	46	15
VF Corp	4,023	270
Victoria’s Secret *	212	12
Visteon Corp *	551	52
Vroom *	3,337	74
Wayfair Inc, Cl A *	320	82
Wendy’s Co/The	11,419	248
Whirlpool Corp	638	130
Williams-Sonoma Inc	160	28
Wingstop Inc	582	95
Winnebago Industries Inc	191	14
Wolverine World Wide Inc	1,511	45
Workhorse Group Inc *	4,879	37
WW International Inc *	1,262	23
Wyndham Hotels & Resorts Inc	189	15
Yum China Holdings Inc	1,913	111
Yum! Brands Inc	8,356	1,022

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zumiez Inc *	1,593	$63

		66,824

Consumer Staples — 5.0%
Andersons Inc/The	1,960	60
Archer-Daniels-Midland Co	4,581	275
B&G Foods Inc	862	26
Beyond Meat Inc *	166	17
BJ’s Wholesale Club Holdings Inc *	2,099	115
Bunge Ltd	1,596	130
Calavo Growers Inc	571	22
Campbell Soup Co	10,354	433
Casey’s General Stores Inc	65	12
Celsius Holdings *	2,688	242
Chefs’ Warehouse Inc/The *	1,366	45
Church & Dwight Co Inc	1,025	85
Clorox Co/The	2,716	450
Coca-Cola Co/The	44,340	2,327
Colgate-Palmolive Co	14,526	1,098
Conagra Brands Inc	14,479	490
Costco Wholesale Corp	5,038	2,264
Coty Inc, Cl A *	1,026	8
Edgewell Personal Care Co	310	11
Energizer Holdings Inc	231	9
Estee Lauder Cos Inc/The, Cl A	2,390	717
Flowers Foods Inc	9,872	233
Fresh Del Monte Produce Inc	1,442	46
General Mills Inc	13,887	831
Grocery Outlet Holding Corp *	263	6
Hain Celestial Group Inc/The *	461	20
Hershey Co/The	2,295	388
HF Foods Group Inc *	2,213	13
Hormel Foods Corp	4,797	197
Ingredion Inc	1,110	99
J M Smucker Co/The	6,494	779
Kellogg Co	6,713	429
Keurig Dr Pepper Inc	16,196	553
Kimberly-Clark Corp	6,484	859
Kraft Heinz Co/The	1,168	43
Kroger Co/The	17,094	691
Lamb Weston Holdings Inc	594	36
McCormick & Co Inc/MD	5,832	473
MedAvail Holdings *	31,022	91
Medifast Inc	71	14
Mondelez International Inc, Cl A	17,402	1,012
Monster Beverage Corp *	1,999	178
National Beverage Corp	344	18
PepsiCo Inc	27,467	4,131
Performance Food Group Co *	1,023	48
Pilgrim’s Pride Corp *	355	10
Post Holdings Inc *	108	12
PriceSmart Inc	179	14
Procter & Gamble Co/The	29,250	4,089

New Covenant Funds/ Quarterly Report /September 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sanderson Farms Inc	297	$56
SpartanNash Co	1,252	27
Spectrum Brands Holdings Inc	183	18
Sprouts Farmers Market Inc *	623	14
Sysco Corp	17,657	1,386
TreeHouse Foods Inc *	237	9
Tyson Foods Inc, Cl A	859	68
US Foods Holding Corp *	2,211	77
Walgreens Boots Alliance Inc	8,946	421
Walmart Inc	16,581	2,311

		28,536

Energy — 2.6%
Altus Midstream, Cl A	815	56
Antero Midstream Corp	7,912	82
APA	7,933	170
Baker Hughes Co, Cl A	4,496	111
Cactus Inc, Cl A	1,525	57
Callon Petroleum *	2,548	125
ChampionX Corp *	383	9
Cheniere Energy Inc	1,265	124
Chevron Corp	22,705	2,303
Cimarex Energy Co	995	87
Clean Energy Fuels *	4,579	37
CNX Resources Corp *	6,091	77
ConocoPhillips	28,962	1,963
Continental Resources Inc/OK	337	16
Coterra Energy	3,306	72
Devon Energy Corp	1,847	65
Diamondback Energy Inc	133	13
Dril-Quip Inc *	1,072	27
DT Midstream	405	19
EOG Resources Inc	4,528	363
EQT Corp *	2,732	56
Equitrans Midstream Corp	2,185	22
Exxon Mobil Corp	53,141	3,126
Frank’s International NV *	9,174	27
Gevo *	6,754	45
Golar LNG Ltd *	3,888	50
Halliburton Co	4,450	96
Helmerich & Payne Inc	1,494	41
Hess Corp	4,195	328
HollyFrontier Corp	3,119	103
International Seaways Inc	3,587	65
Kinder Morgan Inc	21,442	359
Kosmos Energy Ltd *	44,503	132
Magnolia Oil & Gas Corp, Cl A	3,984	71
Marathon Oil Corp	5,472	75
Marathon Petroleum Corp	7,000	433
Murphy Oil Corp	449	11
Nabors Industries Ltd *	367	35
NOV *	482	6
Occidental Petroleum Corp	8,202	243

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oceaneering International Inc *	3,376	$45
ONEOK Inc	3,505	203
Patterson-UTI Energy Inc	4,952	45
PBF Energy Inc, Cl A *	3,466	45
Phillips 66	5,367	376
Pioneer Natural Resources Co	2,260	376
Range Resources Corp *	2,413	54
RPC Inc *	10,482	51
Schlumberger NV Ltd	39,202	1,162
SM Energy	5,146	136
Southwestern Energy Co *	21,739	120
Targa Resources Corp	11,252	554
Tellurian *	11,904	47
Valero Energy Corp	4,715	333
Williams Cos Inc/The	11,002	285

		14,932

Financials — 11.9%
Affiliated Managers Group Inc	910	137
Aflac Inc	3,214	168
AGNC Investment Corp ‡	2,838	45
Alleghany Corp *	15	9
Allegiance Bancshares Inc	1,318	50
Allstate Corp/The	3,458	440
Ally Financial Inc	1,575	80
American Express Co	9,360	1,568
American Financial Group Inc/OH	449	56
American International Group Inc	5,725	314
American National Group Inc	91	17
Ameriprise Financial Inc	1,250	330
Ameris Bancorp	1,129	59
AMERISAFE Inc	743	42
Annaly Capital Management Inc ‡	8,922	75
Apollo Commercial Real Estate Finance Inc ‡	2,686	40
Arch Capital Group Ltd *	2,404	92
Argo Group International Holdings Ltd	750	39
ARMOUR Residential REIT Inc ‡	2,854	31
Arthur J Gallagher & Co	718	107
Artisan Partners Asset Management Inc, Cl A	1,589	78
AssetMark Financial Holdings *	1,796	45
Associated Banc-Corp	4,274	91
Assurant Inc	87	14
Assured Guaranty Ltd	994	46
Athene Holding Ltd, Cl A *	1,071	74
Atlantic Union Bankshares Corp	1,302	48
Axis Capital Holdings Ltd	825	38
Axos Financial Inc *	310	16
BancorpSouth Bank	1,525	45
Bank of America Corp	88,591	3,761
Bank of Hawaii Corp	1,051	86
Bank of Marin Bancorp	1,079	41
Bank of New York Mellon Corp/The	12,656	656

4	New Covenant Funds/ Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of NT Butterfield & Son Ltd/The	1,324	$47
Bank OZK	366	16
BankUnited Inc	2,418	101
Banner Corp	851	47
Berkshire Hathaway Inc, Cl B *	22,579	6,163
Berkshire Hills Bancorp Inc	1,501	40
BGC Partners Inc, Cl A	8,389	44
BlackRock Inc, Cl A	1,878	1,575
Blackstone	6,514	758
Blackstone Mortgage Trust Inc, Cl A ‡	1,347	41
BOK Financial Corp	568	51
Brighthouse Financial Inc *	268	12
Brown & Brown Inc	290	16
Camden National Corp	1,097	52
Capital One Financial Corp	3,914	634
Capitol Federal Financial Inc	3,529	40
Capstead Mortgage Corp ‡	6,235	42
Cathay General Bancorp	1,291	53
Cboe Global Markets Inc	99	12
Central Pacific Financial Corp	1,651	42
Charles Schwab Corp/The	16,432	1,197
Chimera Investment Corp ‡	2,402	36
Chubb Ltd	6,169	1,070
Cincinnati Financial Corp	891	102
CIT Group Inc	1,060	55
Citigroup Inc	24,313	1,706
Citizens Financial Group Inc	2,381	112
City Holding Co	607	47
CME Group Inc, Cl A	4,726	914
CNA Financial Corp	253	11
Cohen & Steers Inc	764	64
Comerica Inc	1,232	99
Commerce Bancshares Inc/MO	1,562	109
Community Bank System Inc	710	49
ConnectOne Bancorp Inc	1,891	57
Credit Acceptance Corp *	177	104
Cullen/Frost Bankers Inc	850	101
Dime Community Bancshares	1,467	48
Discover Financial Services	11,838	1,454
Eagle Bancorp Inc	1,035	59
East West Bancorp Inc	1,710	133
eHealth Inc *	512	21
Ellington Financial Inc ‡	2,748	50
Enterprise Financial Services Corp	1,063	48
Equitable Holdings Inc	432	13
Erie Indemnity Co, Cl A	433	77
Essent Group Ltd	970	43
Evercore Inc, Cl A	659	88
Everest Re Group Ltd	179	45
FactSet Research Systems Inc	306	121
FB Financial Corp	1,250	54
Federal Agricultural Mortgage Corp, Cl C	597	65

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Federated Hermes Inc, Cl B	1,492	$48
Fidelity National Financial Inc	1,063	48
Fifth Third Bancorp	4,599	195
First American Financial Corp	814	55
First BanCorp/Puerto Rico	4,571	60
First Busey Corp	1,790	44
First Citizens BancShares Inc/NC, Cl A	94	79
First Commonwealth Financial Corp	3,365	46
First Financial Bancorp	1,921	45
First Financial Bankshares Inc	1,378	63
First Hawaiian Inc	3,126	92
First Horizon National Corp	6,041	98
First Merchants Corp	1,182	49
First Midwest Bancorp Inc/IL	2,129	40
First Republic Bank/CA	831	160
FirstCash Inc	612	54
FNB Corp/PA	3,907	45
Franklin Resources Inc	6,856	204
Fulton Financial Corp	2,789	43
Genworth Financial Inc, Cl A *	10,439	39
German American Bancorp Inc	1,414	55
Globe Life Inc	108	10
Goldman Sachs Group Inc/The	3,960	1,497
Goosehead Insurance Inc, Cl A	215	33
Great Western Bancorp Inc	1,390	45
Hancock Whitney Corp	1,142	54
Hannon Armstrong Sustainable Infrastructure Capital Inc	20,833	1,114
Hanover Insurance Group Inc/The	124	16
HarborOne Bancorp Inc	4,621	65
Hartford Financial Services Group Inc/The	1,006	71
Heartland Financial USA Inc	1,003	48
Heritage Financial Corp/WA	1,744	44
Home BancShares Inc/AR	2,523	59
HomeStreet Inc	309	13
Hope Bancorp Inc	3,233	47
Horace Mann Educators Corp	1,125	45
Houlihan Lokey Inc, Cl A	192	18
Huntington Bancshares Inc/OH	9,540	147
Independent Bank Corp	580	44
Independent Bank Group Inc	846	60
Intercontinental Exchange Inc	6,879	790
Invesco Ltd	18,276	441
Invesco Mortgage Capital Inc ‡	3,234	10
Investors Bancorp Inc	4,061	61
James River Group Holdings Ltd	1,180	44
Jefferies Financial Group Inc	2,313	86
JPMorgan Chase & Co	35,943	5,883
KeyCorp	12,904	279
Kinsale Capital Group Inc	73	12
KKR & Co Inc	3,222	196
KKR Real Estate Finance Trust Inc ‡	2,440	51

New Covenant Funds/ Quarterly Report /September 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lakeland Bancorp Inc	2,890	$51
Lazard Ltd, Cl A (A)	2,316	106
Lemonade *	1,665	112
LendingTree Inc *	175	24
Lincoln National Corp	3,621	249
Loews Corp	222	12
LPL Financial Holdings Inc	1,036	162
M&T Bank Corp	929	139
MarketAxess Holdings Inc	144	61
Marsh & McLennan Cos Inc	16,368	2,479
Mercury General Corp	233	13
Meta Financial Group Inc	266	14
MetLife Inc	6,576	406
MFA Financial Inc ‡	6,337	29
MGIC Investment Corp	3,455	52
Moelis & Co, Cl A	1,564	97
Moody’s Corp	1,782	633
Morgan Stanley	32,617	3,174
Morningstar Inc	67	17
Mr Cooper Group Inc *	3,903	161
MSCI Inc, Cl A	635	386
Nasdaq Inc	2,378	459
NBT Bancorp Inc	1,213	44
Nelnet Inc, Cl A	793	63
New Residential Investment Corp ‡	14,139	155
New York Community Bancorp Inc	951	12
New York Mortgage Trust Inc ‡	7,776	33
NMI Holdings Inc, Cl A *	1,470	33
Northern Trust Corp	7,549	814
Northfield Bancorp Inc	2,868	49
OFG Bancorp	2,119	53
Old National Bancorp/IN	2,680	45
OneMain Holdings Inc, Cl A	258	14
Pacific Premier Bancorp Inc	3,188	132
PacWest Bancorp	1,283	58
Palomar Holdings Inc, Cl A *	145	12
People’s United Financial Inc	5,001	87
Pinnacle Financial Partners Inc	1,489	140
PNC Financial Services Group Inc/The	5,690	1,113
PRA Group Inc *	1,320	56
Preferred Bank/Los Angeles CA	845	56
Principal Financial Group Inc	662	43
ProAssurance Corp	1,351	32
PROG Holdings Inc	832	35
Progressive Corp/The	6,231	563
Prosperity Bancshares Inc	1,192	85
Provident Financial Services Inc	1,988	47
Prudential Financial Inc	16,015	1,685
Radian Group Inc	1,924	44
Raymond James Financial Inc	1,470	136
Redwood Trust Inc ‡	2,992	39
Regions Financial Corp	72,286	1,540

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reinsurance Group of America Inc, Cl A	578	$64
Renasant Corp	1,366	49
RLI Corp	545	55
S&P Global Inc	6,514	2,768
S&T Bancorp Inc	1,247	37
Sandy Spring Bancorp Inc	1,350	62
Santander Consumer USA Holdings Inc	476	20
Seacoast Banking Corp of Florida	1,616	55
Selective Insurance Group Inc	739	56
ServisFirst Bancshares Inc	1,306	102
Signature Bank/New York NY	676	184
Silvergate Capital, Cl A *	716	83
SLM Corp	8,316	146
SouthState	216	16
Starwood Property Trust Inc ‡	2,000	49
State Street Corp	9,970	845
Sterling Bancorp/DE	2,321	58
Stifel Financial Corp	245	17
SVB Financial Group *	439	284
Synchrony Financial	4,720	231
Synovus Financial Corp	1,267	56
T Rowe Price Group Inc	2,711	533
Texas Capital Bancshares Inc *	822	49
TFS Financial Corp	573	11
TPG RE Finance Trust Inc ‡	2,439	30
Travelers Cos Inc/The	2,743	417
TriCo Bancshares	1,219	53
TriState Capital Holdings Inc *	1,917	40
Triumph Bancorp Inc *	1,296	130
Truist Financial Corp	14,236	835
Trustmark Corp	1,410	45
Two Harbors Investment Corp ‡	6,390	40
UMB Financial Corp	715	69
Umpqua Holdings Corp	2,753	56
Univest Financial Corp	1,820	50
Unum Group	1,638	41
US Bancorp	14,131	840
Valley National Bancorp	4,269	57
Veritex Holdings Inc	1,729	68
Virtu Financial Inc, Cl A	3,026	74
W R Berkley Corp	165	12
Walker & Dunlop Inc	749	85
Washington Trust Bancorp Inc	924	49
Webster Financial Corp	934	51
Wells Fargo & Co	47,265	2,194
Westamerica BanCorp	731	41
Western Alliance Bancorp	1,801	196
Wintrust Financial Corp	708	57
Zions Bancorp NA	1,771	110

		67,045

Health Care — 13.0%
Abbott Laboratories	27,119	3,204

6	New Covenant Funds/ Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AbbVie Inc	25,124	$2,710
ABIOMED Inc *	332	108
Acadia Healthcare Co Inc *	220	14
Acceleron Pharma Inc *	123	21
Accolade *	956	40
AdaptHealth, Cl A *	2,632	61
Adaptive Biotechnologies Corp *	1,704	58
Adverum Biotechnologies Inc *	4,537	10
Aerie Pharmaceuticals Inc *	2,282	26
Agilent Technologies Inc	7,874	1,240
Agios Pharmaceuticals Inc *	1,062	49
Akebia Therapeutics Inc *	1,063	3
Alector Inc *	2,628	60
Align Technology Inc *	691	460
Allakos Inc *	378	40
Allogene Therapeutics Inc *	1,838	47
Alnylam Pharmaceuticals Inc *	1,202	227
Amedisys Inc *	56	8
American Well, Cl A *	10,093	92
AmerisourceBergen Corp, Cl A	266	32
Amgen Inc	9,045	1,923
Amicus Therapeutics Inc *	5,193	50
AMN Healthcare Services Inc *	832	95
Anika Therapeutics Inc *	920	39
Anthem Inc	2,728	1,017
Apellis Pharmaceuticals Inc *	246	8
Apollo Medical Holdings Inc *	2,152	196
Applied Molecular Transport *	2,130	55
Arcturus Therapeutics Holdings *	483	23
Arcus Biosciences Inc *	2,371	83
Arena Pharmaceuticals Inc *	1,077	64
Arrowhead Pharmaceuticals Inc *	251	16
Arvinas Inc *	1,298	107
Atara Biotherapeutics Inc *	3,254	58
Atrion Corp	71	50
Avanos Medical Inc *	301	9
Avantor Inc *	1,656	68
Axonics Inc *	351	23
Axsome Therapeutics Inc *	618	20
Baxter International Inc	12,373	995
Becton Dickinson and Co	4,437	1,091
BioCryst Pharmaceuticals Inc *	5,296	76
BioDelivery Sciences International Inc *	7,746	28
Biogen Inc *	2,874	813
Biohaven Pharmaceutical Holding Co Ltd *	941	131
BioMarin Pharmaceutical Inc *	1,042	81
Bionano Genomics *	6,993	38
Bio-Rad Laboratories Inc, Cl A *	32	24
Bio-Techne Corp	53	26
Bluebird Bio Inc *	645	12
Boston Scientific Corp *	16,399	712
Bridgebio Pharma Inc *	241	11

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bristol-Myers Squibb Co	38,732	$2,292
Brookdale Senior Living Inc *	7,397	47
Bruker Corp	233	18
Cara Therapeutics Inc *	2,942	45
Cardinal Health Inc	2,213	109
CareDx *	6,310	400
Cassava Sciences *	614	38
Castle Biosciences *	730	49
Catalent Inc *	949	126
Catalyst Pharmaceuticals Inc *	11,416	61
Centene Corp *	4,805	299
Cerner Corp	16,243	1,145
Change Healthcare Inc *	3,522	74
Charles River Laboratories International Inc *	77	32
Chemed Corp	114	53
ChemoCentryx Inc *	2,278	39
Cigna Corp	4,819	965
Cooper Cos Inc/The	236	98
Corcept Therapeutics Inc *	3,878	76
CorVel Corp *	125	23
Covetrus Inc *	1,045	19
Crinetics Pharmaceuticals Inc *	2,310	49
CryoPort *	871	58
Cue Biopharma Inc *	2,087	30
CVS Health Corp	28,143	2,388
Cytokinetics Inc *	7,134	255
Danaher Corp	7,191	2,189
DaVita Inc *	160	19
Deciphera Pharmaceuticals Inc *	716	24
Denali Therapeutics Inc *	2,631	133
DENTSPLY SIRONA Inc	3,113	181
Dexcom *	847	463
Dicerna Pharmaceuticals Inc *	1,898	38
Dynavax Technologies Corp *	8,733	168
Editas Medicine Inc, Cl A *	1,596	66
Edwards Lifesciences Corp *	8,484	960
Elanco Animal Health Inc *	398	13
Eli Lilly and Co	11,234	2,596
Emergent BioSolutions Inc *	950	48
Enanta Pharmaceuticals Inc *	785	45
Encompass Health Corp	164	12
Envista Holdings Corp *	317	13
Epizyme Inc *	2,749	14
Esperion Therapeutics Inc *	962	12
Exact Sciences Corp *	930	89
Exelixis Inc *	4,344	92
Fate Therapeutics Inc *	3,277	194
FibroGen Inc *	1,053	11
Flexion Therapeutics Inc *	2,711	17
Forte Biosciences *	61,361	182
Fulgent Genetics *	853	77

New Covenant Funds/ Quarterly Report /September 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
G1 Therapeutics Inc *	1,715	$23
Gilead Sciences Inc	18,126	1,266
Glaukos Corp *	167	8
Global Blood Therapeutics Inc *	643	16
Globus Medical Inc, Cl A *	179	14
Gossamer Bio Inc *	3,279	41
Halozyme Therapeutics Inc *	2,641	107
Hanger Inc *	1,891	42
Harpoon Therapeutics Inc *	720	6
HCA Healthcare Inc	2,314	562
Health Catalyst Inc *	1,594	80
HealthEquity Inc *	673	44
Henry Schein Inc *	2,612	199
Heron Therapeutics Inc *	1,977	21
Heska Corp *	69	18
Hill-Rom Holdings Inc	825	124
Hologic Inc *	927	68
Humana Inc	1,127	439
ICU Medical Inc *	62	14
IDEXX Laboratories Inc *	707	440
IGM Biosciences *	1,084	71
Illumina Inc *	3,200	1,298
Inari Medical *	1,029	83
Incyte Corp *	1,063	73
Innoviva Inc *	3,557	59
Inogen Inc *	706	30
Inovalon Holdings Inc, Cl A *	464	19
Inovio Pharmaceuticals Inc *	2,095	15
Insmed Inc *	2,129	59
Inspire Medical Systems Inc *	110	26
Insulet Corp *	65	18
Integer Holdings Corp *	625	56
Integra LifeSciences Holdings Corp *	188	13
Intellia Therapeutics *	1,231	165
Intercept Pharmaceuticals Inc *	417	6
Intra-Cellular Therapies Inc *	3,894	145
Intuitive Surgical Inc *	1,403	1,395
Invitae Corp *	330	9
Ionis Pharmaceuticals Inc *	782	26
Iovance Biotherapeutics Inc *	8,304	205
IQVIA Holdings Inc *	1,378	330
iRhythm Technologies *	210	12
Ironwood Pharmaceuticals Inc, Cl A *	3,844	50
Johnson & Johnson	31,839	5,142
Kadmon Holdings *	12,254	107
Kala Pharmaceuticals Inc *	7,142	19
Karuna Therapeutics Inc *	717	88
Karyopharm Therapeutics Inc *	2,929	17
Kiniksa Pharmaceuticals Ltd, Cl A *	4,016	46
Kodiak Sciences Inc *	1,218	117
Krystal Biotech Inc *	823	43
Kura Oncology Inc *	3,438	64

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Laboratory Corp of America Holdings *	515	$145
Lantheus Holdings Inc *	2,408	62
LHC Group Inc *	57	9
Ligand Pharmaceuticals Inc *	462	64
MacroGenics Inc *	1,782	37
Madrigal Pharmaceuticals Inc *	531	42
McKesson Corp	655	131
MEDNAX Inc *	417	12
Merck & Co Inc	39,446	2,963
Meridian Bioscience Inc *	5,130	99
Mettler-Toledo International Inc *	1,016	1,399
Mirati Therapeutics Inc *	429	76
Moderna Inc *	4,368	1,681
Myriad Genetics Inc *	1,860	60
Natera Inc *	229	26
National Research Corp	779	33
Natus Medical Inc *	1,614	40
Nektar Therapeutics, Cl A *	2,328	42
Neogen Corp *	300	13
Neurocrine Biosciences Inc *	1,089	104
Nevro Corp *	83	10
NextGen Healthcare Inc *	3,392	48
Novavax Inc *	816	169
Novocure *	224	26
Ontrak *	751	8
Option Care Health Inc *	648	16
OraSure Technologies Inc *	6,042	68
Organon	3,944	129
Pennant Group Inc/The *	1,609	45
Penumbra Inc *	72	19
PerkinElmer Inc	120	21
Pfizer Inc	73,662	3,168
Phreesia Inc *	361	22
Premier Inc, Cl A	2,266	88
Protagonist Therapeutics *	1,083	19
PTC Therapeutics Inc *	1,021	38
Puma Biotechnology Inc *	5,574	39
QIAGEN NV *	2,338	121
Quest Diagnostics Inc	865	126
Reata Pharmaceuticals Inc, Cl A *	537	54
Regeneron Pharmaceuticals Inc *	1,105	669
Repligen Corp *	553	160
ResMed Inc	2,930	772
Revance Therapeutics Inc *	3,056	85
Rhythm Pharmaceuticals Inc *	687	9
Rocket Pharmaceuticals *	932	28
Rubius Therapeutics Inc *	3,679	66
Sage Therapeutics Inc *	516	23
Sangamo Therapeutics Inc *	1,002	9
Sarepta Therapeutics Inc *	87	8
Scholar Rock Holding Corp *	2,520	83
Seagen Inc *	750	127

8	New Covenant Funds/ Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Senseonics Holdings *	13,850	$47
Shockwave Medical Inc *	2,006	413
Simulations Plus Inc	1,477	58
Sorrento Therapeutics Inc *	12,406	95
STAAR Surgical Co *	193	25
Stryker Corp	3,529	931
Supernus Pharmaceuticals Inc *	2,174	58
Surmodics Inc *	1,169	65
Syros Pharmaceuticals Inc *	1,610	7
Tactile Systems Technology Inc *	728	32
Tandem Diabetes Care Inc *	144	17
Teladoc Health Inc *	399	51
Teleflex Inc	742	279
TG Therapeutics Inc *	4,916	164
Theravance Biopharma Inc *	2,200	16
Thermo Fisher Scientific Inc	4,827	2,758
Travere Therapeutics *	3,434	83
Turning Point Therapeutics Inc *	828	55
Twist Bioscience Corp *	606	65
Ultragenyx Pharmaceutical Inc *	1,143	103
United Therapeutics Corp *	559	103
UnitedHealth Group Inc	11,278	4,407
Universal Health Services Inc, Cl B	80	11
UroGen Pharma Ltd *	1,543	26
US Physical Therapy Inc	428	47
Varex Imaging Corp *	1,631	46
VBI Vaccines Inc *	14,663	46
Veeva Systems Inc, Cl A *	1,157	333
Vertex Pharmaceuticals Inc *	3,305	599
Viatris Inc, Cl W *	1,277	17
Viking Therapeutics Inc *	6,150	39
Waters Corp *	395	141
West Pharmaceutical Services Inc	1,875	796
Zentalis Pharmaceuticals *	2,422	161
Zimmer Biomet Holdings Inc	3,501	512
Zoetis Inc, Cl A	6,022	1,169
Zogenix Inc *	947	14

		73,334

Industrials — 7.7%
3M Co	10,841	1,902
A O Smith Corp	1,708	104
AAON Inc	192	12
AAR Corp *	1,101	36
ABM Industries Inc	1,349	61
ACCO Brands Corp	5,214	45
Acuity Brands Inc	84	15
ADT Inc	6,039	49
AECOM *	6,633	419
AGCO Corp	149	18
Air Lease Corp, Cl A	1,053	41
Alamo Group Inc	86	12
Alaska Air Group Inc *	9,238	541

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allison Transmission Holdings Inc	1,870	$66
Altra Industrial Motion Corp	260	14
AMERCO	28	18
American Airlines Group Inc *	405	8
American Woodmark Corp *	461	30
AMETEK Inc	1,369	170
Apogee Enterprises Inc	1,229	46
Applied Industrial Technologies Inc	745	67
ArcBest Corp	336	27
Arcosa Inc	1,128	57
Argan Inc	1,315	57
Armstrong World Industries Inc	161	15
ASGN Inc *	146	16
Astec Industries Inc	204	11
Avis Budget Group Inc *	2,276	265
Axon Enterprise Inc *	1,678	294
AZZ Inc	1,071	57
Barnes Group Inc	807	34
Blink Charging *	1,491	43
Bloom Energy Corp, Cl A *	4,597	86
Booz Allen Hamilton Holding Corp, Cl A	677	54
Brady Corp, Cl A	873	44
Brink’s Co/The	540	34
Carlisle Cos Inc	311	62
Carrier Global Corp	6,184	320
CBIZ Inc *	1,805	58
CH Robinson Worldwide Inc	148	13
Chart Industries Inc *	142	27
Cintas Corp	1,907	726
CIRCOR International Inc *	1,110	37
Clean Harbors Inc *	137	14
Colfax Corp *	1,455	67
Comfort Systems USA Inc	988	70
Construction Partners Inc, Cl A *	391	13
Copa Holdings SA, Cl A *	469	38
Copart Inc *	1,284	178
CoStar Group Inc *	3,260	281
Covanta Holding Corp	3,388	68
Crane Co	135	13
CSW Industrials Inc	116	15
CSX Corp	29,082	865
Cummins Inc	3,179	714
Curtiss-Wright Corp	1,789	226
Deere & Co	4,735	1,587
Delta Air Lines Inc *	35,179	1,499
Deluxe Corp	981	35
Donaldson Co Inc	202	12
Dover Corp	103	16
Dycom Industries Inc *	1,064	76
EMCOR Group Inc	565	65
Emerson Electric Co	6,592	621
EnerSys	664	49

New Covenant Funds/ Quarterly Report /September 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EnPro Industries Inc	738	$64
Equifax Inc	535	136
ESCO Technologies Inc	568	44
Expeditors International of Washington Inc	1,163	139
Exponent Inc	135	15
Fastenal Co	1,966	101
Federal Signal Corp	1,560	60
FedEx Corp	3,239	710
Flowserve Corp	239	8
Fluor Corp *	4,373	70
Forrester Research Inc *	1,169	58
Fortune Brands Home & Security Inc	174	16
Forward Air Corp	144	12
Franklin Electric Co Inc	180	14
FTI Consulting Inc *	443	60
FuelCell Energy *	8,509	57
Generac Holdings Inc *	203	83
General Electric	11,119	1,146
Gibraltar Industries Inc *	164	11
Graco Inc	223	16
GrafTech International Ltd	954	10
Granite Construction Inc	1,780	70
Great Lakes Dredge & Dock Corp *	4,289	65
Greenbrier Cos Inc/The	1,583	68
GXO Logistics *	1,041	82
Hawaiian Holdings Inc *	1,619	35
Healthcare Services Group Inc	422	11
HEICO Corp	4,351	574
HEICO Corp, Cl A	3,200	379
Helios Technologies Inc	1,091	90
Herc Holdings Inc	1,012	165
Herman Miller Inc	1,645	62
Hexcel Corp *	4,105	244
Hillenbrand Inc	300	13
HNI Corp	1,268	47
Honeywell International Inc	10,659	2,263
Howmet Aerospace Inc	7,379	230
Hubbell Inc, Cl B	78	14
Hyliion Holdings *	4,149	35
IAA Inc *	253	14
ICF International Inc	545	49
IDEX Corp	68	14
IHS Markit Ltd	2,622	306
Illinois Tool Works Inc	10,063	2,079
Ingersoll Rand Inc	355	18
Insperity Inc	592	66
Interface Inc, Cl A	2,949	45
ITT Inc	1,404	120
Jacobs Engineering Group Inc	1,091	145
JB Hunt Transport Services Inc	437	73
JetBlue Airways Corp *	837	13
John Bean Technologies Corp	439	62

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kadant Inc	475	$97
Kaman Corp	743	26
Kansas City Southern	1,741	471
KAR Auction Services Inc *	2,303	38
KBR Inc	1,640	65
Kelly Services Inc, Cl A	2,214	42
Kennametal Inc	1,343	46
Kforce Inc	444	26
Kirby Corp *	1,032	49
Knight-Swift Transportation Holdings Inc, Cl A	1,357	69
Korn Ferry	1,193	86
Landstar System Inc	83	13
Lennox International Inc	44	13
Lincoln Electric Holdings Inc	1,027	132
Lindsay Corp	91	14
Lyft Inc, Cl A *	240	13
ManpowerGroup Inc	3,586	388
Marten Transport Ltd	3,469	54
Masco Corp	6,315	351
Matson Inc	1,273	103
Maxar Technologies Inc	10,873	308
McGrath RentCorp	666	48
Mercury Systems Inc *	4,897	232
Meritor Inc *	2,088	44
Middleby Corp/The *	103	18
Moog Inc, Cl A	3,238	247
MRC Global Inc *	3,597	26
MSA Safety Inc	392	57
MSC Industrial Direct Co Inc, Cl A	1,115	89
Nordson Corp	600	143
Norfolk Southern Corp	2,628	629
NOW Inc *	4,359	33
NV5 Global Inc *	202	20
Old Dominion Freight Line Inc	374	107
Omega Flex Inc	70	10
Oshkosh Corp	2,762	283
Otis Worldwide Corp	2,457	202
Owens Corning	4,958	424
PACCAR Inc	1,403	111
PAE *	5,932	35
Parker-Hannifin Corp	1,231	344
Parsons Corp *	1,198	40
Pitney Bowes Inc	11,792	85
Plug Power Inc *	4,368	112
Proto Labs Inc *	91	6
Quanta Services Inc	2,291	261
Raven Industries Inc	1,437	83
RBC Bearings Inc *	320	68
Regal Rexnord	1,068	161
Republic Services Inc, Cl A	599	72
Resideo Technologies Inc *	448	11

10	New Covenant Funds/ Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Robert Half International Inc	806	$81
Rockwell Automation Inc	1,620	476
Rollins Inc	3,532	125
Roper Technologies Inc	745	332
Ryder System Inc	1,425	118
Saia Inc *	96	23
Schneider National Inc, Cl B	521	12
Shoals Technologies Group, Cl A *	3,675	102
Shyft Group Inc/The	429	16
Simpson Manufacturing Co Inc	643	69
Snap-on Inc	318	66
Southwest Airlines Co *	3,222	166
SP Plus Corp *	1,169	36
Spirit AeroSystems Holdings Inc, Cl A	9,098	402
Spirit Airlines Inc *	1,221	32
SPX Corp *	999	53
SPX FLOW Inc	203	15
Stanley Black & Decker Inc	1,349	236
Steelcase Inc, Cl A	2,620	33
Stericycle Inc *	179	12
Sunrun Inc *	1,979	87
Team *	20,250	61
Tennant Co	639	47
Terex Corp	341	14
Tetra Tech Inc	564	84
Timken Co/The	204	13
Toro Co/The	1,175	114
TPI Composites Inc *	472	16
TransDigm Group Inc *	1,492	932
TransUnion	135	15
Trex Co Inc *	1,134	116
Trinity Industries Inc	511	14
Triumph Group Inc *	1,853	35
TrueBlue Inc *	2,106	57
Uber Technologies Inc *	15,289	685
UFP Industries Inc	196	13
UniFirst Corp/MA	235	50
Union Pacific Corp	11,000	2,156
United Airlines Holdings Inc *	289	14
United Parcel Service Inc, Cl B	7,862	1,432
United Rentals Inc *	1,692	594
Univar Solutions Inc *	476	11
US Ecology Inc *	900	29
Valmont Industries Inc	76	18
Verisk Analytics Inc, Cl A	1,729	346
Virgin Galactic Holdings Inc *	6,746	171
Wabash National Corp	3,217	49
Waste Management Inc	6,467	966
Watsco Inc	52	14
Watts Water Technologies Inc, Cl A	507	85
Welbilt Inc *	3,137	73
WESCO International Inc *	3,661	422

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westinghouse Air Brake Technologies Corp	465	$40
WillScot Mobile Mini Holdings Corp, Cl A *	590	19
Woodward Inc	139	16
WW Grainger Inc	3,615	1,421
XPO Logistics Inc *	1,041	83
Xylem Inc/NY	13,846	1,712

		43,648

Information Technology — 26.8%
8x8 Inc *	2,725	64
ACI Worldwide Inc *	1,373	42
Adobe Inc *	8,432	4,855
ADTRAN Inc	979	18
Advanced Energy Industries Inc	725	64
Advanced Micro Devices Inc *	14,318	1,473
Agilysys Inc *	323	17
Akamai Technologies Inc *	7,949	831
Akoustis Technologies Inc *	2,669	26
Alarm.com Holdings Inc *	1,192	93
Alliance Data Systems Corp	1,335	135
Altair Engineering Inc, Cl A *	269	19
Alteryx Inc, Cl A *	635	46
Ambarella Inc *	160	25
Amdocs Ltd	3,632	275
Amkor Technology Inc	3,864	96
Amphenol Corp, Cl A	4,016	294
Analog Devices Inc	5,627	942
Anaplan Inc *	217	13
ANSYS Inc *	683	233
Appian Corp, Cl A *	1,246	115
Apple Inc	199,628	28,247
Applied Materials Inc	10,761	1,385
Arista Networks Inc *	768	264
Arrow Electronics Inc *	2,550	286
Aspen Technology Inc *	413	51
Autodesk Inc *	3,559	1,015
Automatic Data Processing Inc	12,646	2,528
Avaya Holdings Corp *	4,140	82
Avnet Inc	325	12
Axcelis Technologies Inc *	2,104	99
Badger Meter Inc	775	78
Belden Inc	900	52
Benchmark Electronics Inc	1,447	39
Bill.com Holdings Inc *	1,644	439
Black Knight Inc *	1,569	113
Blackbaud Inc *	629	44
Blackline Inc *	185	22
Bottomline Technologies DE Inc *	943	37
Box Inc, Cl A *	539	13
Broadcom Inc	4,587	2,224
Broadridge Financial Solutions Inc	720	120
Brooks Automation Inc	207	21
Cadence Design Systems Inc *	2,046	310

New Covenant Funds/ Quarterly Report /September 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cass Information Systems Inc	865	$36
CDK Global Inc	1,636	70
CDW Corp/DE	806	147
Cerence Inc *	493	47
Ceridian HCM Holding Inc *	792	89
Ciena Corp *	1,223	63
Cirrus Logic Inc *	640	53
Cisco Systems Inc	64,863	3,530
Citrix Systems Inc	100	11
Cloudera Inc *	4,481	72
Cloudflare, Cl A *	1,190	134
CMC Materials	373	46
Cognex Corp	203	16
Cognizant Technology Solutions Corp, Cl A	8,315	617
Coherent Inc *	626	157
Cohu Inc *	2,351	75
CommScope Holding Co Inc *	7,086	96
CommVault Systems Inc *	219	17
Concentrix	387	69
Cornerstone OnDemand Inc *	862	49
Corning Inc	6,104	223
Coupa Software Inc *	970	213
Cree Inc *	248	20
Crowdstrike Holdings Inc, Cl A *	1,523	374
CSG Systems International Inc	965	47
CTS Corp	1,735	54
Datadog Inc, Cl A *	939	133
Dell Technologies Inc, Cl C *	4,108	427
Diebold Nixdorf Inc *	4,695	47
Digital Turbine Inc *	4,674	321
DocuSign Inc, Cl A *	1,618	417
Dolby Laboratories Inc, Cl A	731	64
Domo Inc, Cl B *	297	25
Dropbox Inc, Cl A *	2,914	85
DXC Technology Co *	5,395	181
Dynatrace Inc *	465	33
Ebix Inc	299	8
Elastic NV *	183	27
Enphase Energy Inc *	2,963	444
Entegris Inc	980	123
Envestnet Inc *	717	58
EPAM Systems Inc *	1,434	818
Euronet Worldwide Inc *	74	9
Everbridge Inc *	1,814	274
EVERTEC Inc	1,569	72
ExlService Holdings Inc *	136	17
Extreme Networks Inc *	6,878	68
F5 Networks Inc *	578	115
Fair Isaac Corp *	299	119
Fastly Inc, Cl A *	905	37
Fidelity National Information Services Inc	7,874	958
FireEye Inc *	5,502	98

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Solar Inc *	3,538	$338
Fiserv Inc *	5,664	615
Five9 Inc *	93	15
FleetCor Technologies Inc *	277	72
FormFactor Inc *	353	13
Fortinet Inc *	907	265
Gartner *	159	48
Genpact Ltd	6,870	326
Global Payments Inc	2,965	467
Globant SA *	271	76
GoDaddy Inc, Cl A *	1,102	77
Guidewire Software Inc *	109	13
Hackett Group Inc/The	3,129	61
HubSpot Inc *	322	218
Ichor Holdings Ltd *	486	20
II-VI Inc *	224	13
Infinera Corp *	6,579	55
Inseego Corp *	7,132	48
Insight Enterprises Inc *	132	12
Intel Corp	53,557	2,853
Intelligent Systems Corp *	1,128	46
InterDigital Inc	917	62
International Business Machines Corp	13,123	1,823
Intuit Inc	3,714	2,004
IPG Photonics Corp *	558	88
Itron Inc *	588	45
J2 Global Inc *	540	74
Jabil Inc	6,948	406
Jack Henry & Associates Inc	636	104
Juniper Networks Inc	7,826	215
Keysight Technologies Inc *	11,074	1,819
KLA Corp	1,904	637
Knowles Corp *	2,314	43
Lam Research Corp	3,493	1,988
Lattice Semiconductor Corp *	369	24
Littelfuse Inc	60	16
Lumentum Holdings Inc *	660	55
Manhattan Associates Inc *	1,278	196
Marathon Digital Holdings *	3,468	110
Marvell Technology	6,584	397
Mastercard Inc, Cl A	12,405	4,313
Maximus	682	57
Medallia Inc *	1,562	53
Microchip Technology Inc	1,641	252
Micron Technology Inc	10,634	755
Microsoft Corp	101,033	28,483
MicroStrategy Inc, Cl A *	69	40
MicroVision *	2,858	32
MKS Instruments Inc	103	16
MongoDB Inc, Cl A *	574	271
Monolithic Power Systems Inc	64	31
N-Able *	317	4

12	New Covenant Funds/ Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Instruments Corp	2,353	$92
NCR Corp *	334	13
NetApp Inc	2,936	264
NetScout Systems Inc *	2,073	56
NortonLifeLock Inc	13,065	331
Novanta Inc *	98	15
Nuance Communications Inc *	2,832	156
Nutanix Inc, Cl A *	359	14
NVIDIA Corp	37,360	7,740
NXP Semiconductors NV	2,171	425
Okta Inc, Cl A *	812	193
ON Semiconductor Corp *	9,649	442
Oracle Corp	24,339	2,121
OSI Systems Inc *	497	47
PagerDuty Inc *	1,821	75
Palantir Technologies, Cl A *	12,031	289
Palo Alto Networks Inc *	675	323
Paychex Inc	2,612	294
Paycom Software Inc *	194	96
Paylocity Holding Corp *	417	117
PayPal Holdings Inc *	16,718	4,350
Pegasystems Inc	150	19
Perficient Inc *	1,142	132
Photronics Inc *	3,197	44
Plantronics Inc *	1,930	50
Power Integrations Inc	196	19
Priority Technology Holdings *	10,659	71
Progress Software Corp	1,206	59
PROS Holdings Inc *	818	29
PTC Inc *	677	81
Pure Storage Inc, Cl A *	685	17
Qorvo Inc *	100	17
QUALCOMM Inc	17,833	2,300
Qualys Inc *	591	66
Rambus Inc *	3,633	81
Rapid7 Inc *	892	101
RingCentral Inc, Cl A *	699	152
Riot Blockchain *	3,379	87
Rogers Corp *	392	73
Sabre Corp *	506	6
salesforce.com Inc *	17,125	4,645
Sanmina Corp *	1,459	56
ScanSource Inc *	1,292	45
Semtech Corp *	1,000	78
ServiceNow Inc *	2,243	1,396
Silicon Laboratories Inc *	437	61
Skyworks Solutions Inc	747	123
Smartsheet Inc, Cl A *	266	18
Snowflake, Cl A *	1,591	481
SolarWinds	317	5
Splunk Inc *	1,357	196
Sprout Social, Cl A *	832	101

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SPS Commerce Inc *	152	$25
Square Inc, Cl A *	4,127	990
Switch Inc, Cl A	779	20
Synaptics Inc *	142	25
SYNNEX Corp	387	40
Synopsys Inc *	1,083	324
Teledyne Technologies Inc *	997	428
Teradata Corp *	4,437	254
Teradyne Inc	4,784	522
Texas Instruments Inc	13,483	2,592
Trade Desk Inc/The, Cl A *	8,290	583
Trimble Inc *	2,035	167
TTEC Holdings Inc	202	19
Tucows Inc, Cl A *	170	13
Twilio Inc, Cl A *	2,168	692
Tyler Technologies Inc *	393	180
Ubiquiti Inc	48	14
Unisys Corp *	689	17
Universal Display Corp	521	89
Upland Software Inc *	255	9
Varonis Systems Inc, Cl B *	327	20
Verint Systems Inc *	947	42
VeriSign Inc *	802	164
Verra Mobility Corp, Cl A *	3,479	52
ViaSat Inc *	693	38
Viavi Solutions Inc *	3,355	53
Visa Inc, Cl A	21,522	4,794
VMware Inc, Cl A *	1,343	200
Western Digital Corp *	2,423	137
Western Union Co/The	425	9
WEX Inc *	55	10
Workday Inc, Cl A *	2,079	520
Workiva Inc, Cl A *	1,224	173
Xerox Holdings Corp	4,697	95
Xilinx Inc	2,632	397
Xperi Holding Corp	2,351	44
Zebra Technologies Corp, Cl A *	438	226
Zendesk Inc *	152	18
Zoom Video Communications Inc, Cl A *	2,001	523
Zscaler Inc *	786	206
Zuora Inc, Cl A *	3,498	58

		151,368

Materials — 2.5%
Air Products and Chemicals Inc	4,688	1,201
Albemarle Corp	384	84
Alcoa Corp *	5,657	277
Allegheny Technologies Inc *	2,362	39
AptarGroup Inc	1,944	232
Arconic Corp *	1,844	58
Ashland Global Holdings Inc	152	14
Avery Dennison Corp	88	18
Axalta Coating Systems Ltd *	7,963	232

New Covenant Funds/ Quarterly Report /September 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Balchem Corp	107	$16
Ball Corp	14,154	1,273
Berry Global Group Inc *	4,123	251
Cabot Corp	238	12
Carpenter Technology Corp	1,006	33
Celanese Corp, Cl A	93	14
CF Industries Holdings Inc	1,066	60
Chemours Co/The	2,832	82
Cleveland-Cliffs Inc *	11,888	236
Coeur Mining Inc *	6,945	43
Compass Minerals International Inc	851	55
Corteva Inc	2,736	115
Crown Holdings Inc	6,925	698
Domtar Corp *	298	16
Dow Inc	6,392	368
DuPont de Nemours Inc	3,772	256
Eagle Materials Inc	126	17
Eastman Chemical Co	9,101	917
Ecolab Inc	2,293	478
FMC Corp	2,400	220
Freeport-McMoRan Inc	27,003	878
Graphic Packaging Holding Co	681	13
Greif Inc, Cl A	1,122	72
HB Fuller Co	976	63
Huntsman Corp	475	14
Ingevity Corp *	563	40
Innospec Inc	499	42
International Flavors & Fragrances Inc	2,307	308
International Paper Co	360	20
Kraton Corp *	2,033	93
Livent Corp *	5,807	134
Louisiana-Pacific Corp	1,740	107
LyondellBasell Industries NV, Cl A	2,182	205
Martin Marietta Materials Inc	397	136
Minerals Technologies Inc	182	13
Mosaic Co/The	3,590	128
Neenah Inc	693	32
Newmont Corp	21,956	1,192
Novagold Resources Inc *	1,266	9
Nucor Corp	1,510	149
Packaging Corp of America	101	14
PPG Industries Inc	2,274	325
Quaker Chemical Corp	55	13
Reliance Steel & Aluminum Co	412	59
Scotts Miracle-Gro Co/The	163	24
Sealed Air Corp	293	16
Sensient Technologies Corp	161	15
Sherwin-Williams Co/The	5,279	1,477
Sonoco Products Co	185	11
Southern Copper Corp	272	15
Steel Dynamics Inc	2,648	155
Stepan Co	138	16

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Summit Materials Inc, Cl A *	2,136	$68
TriMas Corp	1,583	51
Trinseo SA	1,345	73
United States Lime & Minerals Inc	98	12
United States Steel Corp	3,709	81
Valvoline Inc	11,216	350
Verso Corp	2,760	57
Vulcan Materials Co	665	112
Warrior Met Coal Inc	2,378	55
Westlake Chemical Corp	137	12
Westrock Co	3,989	199
Worthington Industries Inc	1,149	61

		14,234

Real Estate — 3.5%
Acadia Realty Trust ‡	1,946	40
Agree Realty Corp ‡	736	49
Alexander & Baldwin Inc ‡	2,342	55
Alexandria Real Estate Equities Inc ‡	1,497	286
American Campus Communities Inc ‡	252	12
American Finance Trust Inc ‡	3,743	30
American Homes 4 Rent, Cl A ‡	375	14
American Tower Corp, Cl A ‡	5,189	1,377
Apartment Income REIT ‡	304	15
Apartment Investment and Management, Cl A ‡	1,711	12
Apple Hospitality REIT Inc ‡	718	11
AvalonBay Communities Inc ‡	3,261	723
Boston Properties Inc ‡	1,468	159
Brandywine Realty Trust ‡	14,492	195
Brixmor Property Group Inc ‡	4,703	104
Camden Property Trust ‡	125	18
CareTrust REIT Inc ‡	2,438	50
CBRE Group Inc, Cl A *	20,326	1,979
Columbia Property Trust Inc ‡	565	11
Community Healthcare Trust Inc ‡	1,136	51
Corporate Office Properties Trust ‡	7,752	209
Cousins Properties Inc ‡	289	11
Crown Castle International Corp ‡	4,174	723
CubeSmart ‡	377	18
CyrusOne Inc ‡	181	14
DiamondRock Hospitality Co *‡	4,575	43
Digital Realty Trust Inc ‡	2,674	386
Diversified Healthcare Trust ‡	6,702	23
Douglas Emmett Inc ‡	448	14
Duke Realty Corp ‡	2,798	134
Empire State Realty Trust Inc, Cl A ‡	5,592	56
EPR Properties ‡	735	36
Equinix Inc ‡	1,035	818
Equity Commonwealth *‡	846	22
Equity LifeStyle Properties Inc ‡	167	13
Equity Residential ‡	3,485	282
Essential Properties Realty Trust Inc ‡	2,028	57

14	New Covenant Funds/ Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Essex Property Trust Inc ‡	454	$145
eXp World Holdings	2,641	105
Extra Space Storage Inc ‡	811	136
Federal Realty Investment Trust ‡	664	78
First Industrial Realty Trust Inc ‡	263	14
Four Corners Property Trust Inc ‡	1,848	50
Franklin Street Properties Corp ‡	5,897	27
Gaming and Leisure Properties Inc ‡	283	13
Global Net Lease Inc ‡	2,484	40
Healthcare Trust of America Inc, Cl A ‡	392	12
Healthpeak Properties Inc ‡	9,384	314
Highwoods Properties Inc ‡	247	11
Host Hotels & Resorts Inc *‡	17,568	287
Howard Hughes Corp/The *	795	70
Hudson Pacific Properties Inc ‡	2,475	65
Industrial Logistics Properties Trust ‡	2,389	61
Innovative Industrial Properties, Cl A ‡	275	64
Invitation Homes Inc ‡	398	15
Iron Mountain Inc ‡	5,996	261
JBG SMITH Properties ‡	2,065	61
Jones Lang LaSalle Inc *	1,270	315
Kilroy Realty Corp ‡	4,516	299
Kimco Realty Corp ‡	5,716	119
Kite Realty Group Trust ‡	2,741	56
Lamar Advertising Co, Cl A ‡	1,059	120
Lexington Realty Trust ‡	4,761	61
Life Storage Inc ‡	165	19
LTC Properties Inc ‡	1,142	36
Macerich Co/The ‡	5,508	92
Marcus & Millichap Inc *	1,380	56
Medical Properties Trust Inc ‡	2,513	50
Mid-America Apartment Communities Inc ‡	97	18
Monmouth Real Estate Investment Corp ‡	3,365	63
National Health Investors Inc ‡	635	34
Newmark Group Inc, Cl A	3,753	54
Office Properties Income Trust ‡	1,618	41
Omega Healthcare Investors Inc ‡	1,229	37
Outfront Media Inc ‡	1,951	49
Paramount Group Inc ‡	5,922	53
Park Hotels & Resorts Inc *‡	1,996	38
Pebblebrook Hotel Trust ‡	1,899	43
Physicians Realty Trust ‡	2,753	49
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	41
PotlatchDeltic Corp ‡	231	12
Prologis Inc ‡	20,608	2,585
Public Storage ‡	1,177	350
Rayonier Inc ‡	1,593	57
RE/MAX Holdings Inc, Cl A	1,292	40
Realogy Holdings Corp *	4,621	81
Realty Income Corp ‡	1,039	67
Redfin Corp *	458	23
Regency Centers Corp ‡	23,989	1,615

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Retail Properties of America Inc, Cl A ‡	876	$11
Rexford Industrial Realty Inc ‡	241	14
RLJ Lodging Trust ‡	2,849	42
RMR Group Inc/The, Cl A	1,095	37
RPT Realty ‡	3,429	44
Ryman Hospitality Properties Inc *‡	577	48
Sabra Health Care REIT Inc ‡	2,410	35
Safehold Inc ‡	226	16
SBA Communications Corp, Cl A ‡	684	226
Service Properties Trust ‡	483	5
Simon Property Group Inc ‡	3,706	482
SITE Centers Corp ‡	3,734	58
SL Green Realty ‡	2,472	175
Spirit Realty Capital Inc ‡	237	11
St Joe Co/The	460	19
STAG Industrial Inc ‡	359	14
STORE Capital Corp ‡	2,555	82
Summit Hotel Properties Inc *‡	4,173	40
Tanger Factory Outlet Centers Inc ‡	3,357	55
UDR Inc ‡	250	13
Uniti Group Inc ‡	1,247	15
Urban Edge Properties ‡	2,679	49
Urstadt Biddle Properties Inc, Cl A ‡	2,126	40
Ventas Inc ‡	3,279	181
VEREIT Inc ‡	2,043	92
VICI Properties Inc ‡	2,012	57
Vornado Realty Trust ‡	2,903	122
Washington Real Estate Investment Trust ‡	1,705	42
Welltower Inc ‡	4,270	352
Weyerhaeuser Co ‡	17,005	605
WP Carey Inc ‡	149	11
Xenia Hotels & Resorts Inc *‡	2,347	42

		19,487

Utilities — 2.1%
AES Corp/The	5,282	121
ALLETE Inc	620	37
Alliant Energy Corp	213	12
Ameren Corp	506	41
American Electric Power Co Inc	5,930	481
American States Water Co	580	50
American Water Works Co Inc	2,717	459
Atmos Energy Corp	461	41
Avangrid Inc	1,720	84
CenterPoint Energy Inc	434	11
Clearway Energy Inc, Cl C	456	14
CMS Energy Corp	20,708	1,237
Consolidated Edison Inc	3,086	224
Dominion Energy Inc	7,027	513
DTE Energy Co	811	91
Duke Energy Corp	7,493	731
Edison International	3,288	182
Entergy Corp	2,276	226

New Covenant Funds/ Quarterly Report /September 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Essential Utilities Inc	331	$15
Evergy Inc	180	11
Eversource Energy	10,983	898
Exelon Corp	11,090	536
FirstEnergy Corp	419	15
Hawaiian Electric Industries Inc	249	10
IDACORP Inc	108	11
MDU Resources Group Inc	386	11
MGE Energy Inc	631	46
National Fuel Gas Co	245	13
New Jersey Resources Corp	1,111	39
NextEra Energy Inc	27,072	2,126
NiSource Inc	419	10
Northwest Natural Holding Co	699	32
NRG Energy Inc	323	13
OGE Energy Corp	261	9
Ormat Technologies Inc	644	43
PG&E Corp *	692	7
Pinnacle West Capital Corp	2,640	191
PNM Resources Inc	975	48
Portland General Electric Co	894	42
PPL Corp	908	25
Public Service Enterprise Group Inc	5,257	320
Sempra Energy	2,048	259
SJW Group	716	47
South Jersey Industries Inc	1,556	33
Southern Co/The	13,370	828
Sunnova Energy International Inc *	4,480	148
UGI Corp	253	11
Vistra Corp	2,088	36
WEC Energy Group Inc	1,160	102
Xcel Energy Inc	21,147	1,322

		11,812

Total Common Stock (Cost $281,146) ($ Thousands)		546,832

FOREIGN COMMON STOCK — 2.3%

Bosnia and Herzegovina — 0.0%
RenaissanceRe Holdings Ltd	248	35

Canada — 0.1%
Lululemon Athletica Inc*	1,171	474

Cayman Islands — 0.0%
Herbalife Nutrition Ltd*	1,088	46

Ireland — 1.1%
Accenture PLC, Cl A	11,297	3,614
Jazz Pharmaceuticals PLC *	616	80
Medtronic PLC	19,976	2,504
Perrigo Co PLC	211	10

		6,208

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

Puerto Rico — 0.0%
Popular Inc	1,507	$117

Switzerland — 0.0%
Garmin Ltd	418	65

United Kingdom — 1.1%
Adient PLC *	732	30
Alkermes PLC *	2,433	75
Allegion PLC	855	113
Amcor PLC	4,821	56
Aon PLC, Cl A	2,247	642
Aptiv PLC *	3,490	520
Atlassian Corp PLC, Cl A *	1,043	408
Cimpress PLC *	398	35
Cushman & Wakefield PLC *	2,593	48
Eaton Corp PLC	13,217	1,974
Gates Industrial Corp PLC *	886	14
Horizon Therapeutics PLC *	1,437	157
Johnson Controls International PLC	8,308	566
LivaNova PLC *	657	52
Nielsen Holdings PLC	7,584	145
nVent Electric PLC	457	15
Pentair PLC	245	18
Sensata Technologies Holding PLC *	4,273	234
STERIS PLC	1,716	351
Trane Technologies PLC	1,779	307
Tronox Holdings PLC	4,385	108
Willis Towers Watson PLC	907	211

		6,079

Total Foreign Common Stock (Cost $6,435) ($ Thousands)		13,024

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,431,888	1,432

Total Cash Equivalent (Cost $1,432) ($ Thousands)		1,432

Total Investments in Securities — 99.2% (Cost $289,013) ($ Thousands)		$561,288

16	New Covenant Funds/ Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Growth Fund (Concluded)

A list of the open futures held by the Fund at September 30, 2021 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	2	Dec-2021	$223	$220	$(3)
S&P 500 Index E-MINI	6	Dec-2021	1,329	1,289	(40)

			$1,552	$1,509	$(43)

The futures contracts are considered to have equity rate risk associated with them.

Percentages are based on Net Assets of $565,687 ($ Thousands).

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2021.
(A)	Security is a Master Limited Partnership. At September 30, 2021, such securities amounted to $106 ($ Thousands), or 0.0% of the Net Assets of the Fund.

Cl — Class

Ltd — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of September 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	546,832	–	–	546,832
Foreign Common Stock	13,024	–	–	13,024
Cash Equivalent	1,432	–	–	1,432

Total Investments in Securities	561,288	–	–	561,288

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(43)	–	–	(43)

Total Other Financial Instruments	(43)	–	–	(43)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value at 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$7,003	$12,755	$(18,326)	$ —	$ —	$1,432	1,431,888	$ —	$ —

Amounts designated as “ —” are either $0 or have been rounded to $0.

New Covenant Funds/ Quarterly Report /September 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 37.9%

Agency Mortgage-Backed Obligations — 29.1%
FHLMC
6.500%, 12/01/2035 to 09/01/2039	$530	$597
6.000%, 03/01/2035	836	981
5.500%, 12/01/2036 to 12/01/2038	161	187
5.000%, 05/01/2022 to 01/01/2049	763	864
4.500%, 06/01/2038 to 07/01/2049	4,308	4,749
4.000%, 07/01/2037 to 03/01/2050	1,705	1,875
3.500%, 04/01/2033 to 02/01/2051	3,500	3,764
3.000%, 09/01/2032 to 08/01/2050	4,954	5,282
2.753%, VAR ICE LIBOR USD 12 Month + 1.651%, 01/01/2049	375	389
2.558%, VAR ICE LIBOR USD 12
Month + 1.630%, 09/01/2047	495	517
2.500%, 08/01/2030 to 07/01/2051	5,466	5,670
2.000%, 10/01/2032 to 06/01/2051	1,725	1,747
1.931%, VAR ICE LIBOR USD 12 Month + 1.596%, 06/01/2047	589	613
1.500%, 03/01/2051	2	2
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.866%, 10/15/2041 (A)	116	18
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	70	3
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	154	7
FHLMC CMO, Ser 2012-4099, Cl ST, IO
5.916%, 08/15/2042 (A)	64	11
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	71	8
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.166%, 09/15/2042 (A)	99	13
FHLMC CMO, Ser 2014-4310, Cl SA, IO
5.866%, 02/15/2044 (A)	29	5
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.916%, 05/15/2044 (A)	56	10
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.643%, 04/15/2041 (A)	28	2
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.639%, 02/25/2035 (A)	2,296	358
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.630%, 05/25/2035 (A)	848	140
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
1.054%, 09/25/2030 (A)	5,730	429
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.447%, 07/25/2035 (A)	240	35
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.845%, 09/25/2027 (A)	7,984	324

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
5.636%, VAR ICE LIBOR USD 1 Month + 5.550%, 07/25/2028	$246	$258
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
2.586%, VAR ICE LIBOR USD 1 Month + 2.500%, 03/25/2030	250	256
FHLMC, Ser 2014-334, Cl S7, IO
6.016%, 08/15/2044 (A)	30	6
FHLMC, Ser 2016-353, Cl S1, IO
5.916%, 12/15/2046 (A)	96	17
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	44	45
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	166	22
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	276	41
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	95	14
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	94	12
FNMA
7.000%, 11/01/2037 to 11/01/2038	22	24
6.500%, 01/01/2038 to 05/01/2040	138	161
6.000%, 07/01/2037 to 07/01/2041	90	106
5.500%, 02/01/2035	81	94
5.000%, 11/01/2025 to 12/01/2049	3,291	3,666
4.500%, 02/01/2035 to 08/01/2058	6,162	6,795
4.000%, 06/01/2025 to 06/01/2057	9,304	10,158
3.500%, 04/01/2033 to 03/01/2057	9,437	10,156
3.000%, 07/01/2035 to 04/01/2051	13,944	14,776
2.790%, 08/01/2029	200	216
2.500%, 08/01/2035 to 09/01/2051	7,278	7,610
2.393%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.268%, 01/01/2036	22	22
2.260%, 04/01/2030	97	102
2.075%, VAR ICE LIBOR USD 12 Month + 1.700%, 03/01/2036	19	19
2.000%, 07/01/2031 to 08/01/2051	10,278	10,403
1.770%, VAR ICE LIBOR USD 12 Month + 1.428%, 05/01/2043	150	156
1.500%, 12/01/2035	93	94
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	352	404
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	218	11
FNMA CMO, Ser 2014-47, Cl AI, IO
1.663%, 08/25/2044 (A)	75	4
FNMA CMO, Ser 2015-55, Cl IO, IO
1.435%, 08/25/2055 (A)	20	1

New Covenant Funds/ Quarterly Report /September 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-56, Cl AS, IO
6.064%, VAR LIBOR USD 1 Month + 6.150%, 08/25/2045	$40	$10
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
4.986%, VAR ICE LIBOR USD 1 Month + 4.900%, 11/25/2024	126	131
FNMA Interest, Ser 2012-409, Cl C18, IO
4.000%, 04/25/2042	13	2
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	108	123
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	6	–
FNMA, Ser 2013-124, Cl SB, IO
5.864%, 12/25/2043 (A)	33	6
FNMA, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	10	–
FNMA, Ser 2013-54, Cl BS, IO
6.064%, 06/25/2043 (A)	29	6
FNMA, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	47	3
FNMA, Ser 2017-76, Cl SB, IO
6.014%, 10/25/2057 (A)	170	35
FNMA, Ser 2017-85, Cl SC, IO
6.114%, 11/25/2047 (A)	88	16
FNMA, Ser 2019-M19, Cl A2
2.560%, 09/25/2029	89	94
FNMA, Ser 2019-M23, Cl 3A3
2.720%, 10/25/2031 (A)	100	108
FNMA, Ser 2019-M6, Cl A2
3.450%, 01/01/2029	70	78
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	103	95
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	90	14
FNMA, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	193	28
FNMA, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	600	83
FRESB Mortgage Trust, Ser 2018-SB48,Cl A10F
3.370%, 02/25/2028 (A)	598	625
FRESB Mortgage Trust, Ser 2019-SB58,Cl A10F
3.610%, 10/25/2028 (A)	911	962
GNMA
5.500%, 02/20/2037 to 01/15/2039	78	90
5.000%, 12/20/2038 to 10/20/2047	501	566
4.600%, 09/15/2034	1,243	1,410
4.500%, 05/20/2040 to 12/20/2050	2,304	2,521
4.000%, 01/15/2041 to 11/20/2049	1,979	2,150
3.500%, 06/20/2044 to 11/20/2050	2,057	2,193

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 09/15/2042 to 07/20/2051	$773	$813
2.500%, 02/20/2027 to 01/20/2051	1,798	1,879
2.000%, 12/20/2050 to 03/20/2051	477	484
GNMA CMO, Ser 2012-34, Cl SA, IO
5.963%, 03/20/2042 (A)	23	5
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	8	–
GNMA CMO, Ser 2012-H18, Cl NA
0.610%, VAR ICE LIBOR USD 1 Month + 0.520%, 08/20/2062	108	109
GNMA CMO, Ser 2012-H30, Cl GA
0.440%, VAR ICE LIBOR USD 1 Month + 0.350%, 12/20/2062	545	545
GNMA CMO, Ser 2013-85, Cl IA, IO
0.279%, 03/16/2047 (A)	958	11
GNMA CMO, Ser 2013-95, Cl IO, IO
0.522%, 04/16/2047 (A)	997	18
GNMA CMO, Ser 2013-H01, Cl TA
0.590%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/20/2063	2	2
GNMA CMO, Ser 2013-H08, Cl BF
0.490%, VAR ICE LIBOR USD 1 Month + 0.400%, 03/20/2063	424	425
GNMA CMO, Ser 2014-105, Cl IO, IO
0.204%, 06/16/2054 (A)	69	3
GNMA CMO, Ser 2014-186, Cl IO, IO
0.550%, 08/16/2054 (A)	508	11
GNMA CMO, Ser 2015-H20, Cl FA
0.560%, VAR ICE LIBOR USD 1 Month + 0.470%, 08/20/2065	223	224
GNMA TBA
3.000%, 10/01/2042	400	418
2.500%, 10/15/2051	300	310
2.000%, 10/15/2051	700	710
GNMA, Ser 2013-107, Cl AD
2.768%, 11/16/2047 (A)	55	57
GNMA, Ser 2013-H21, Cl FB
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 09/20/2063	349	351
GNMA, Ser 2015-167, Cl OI,
IO 4.000%, 04/16/2045	62	10
GNMA, Ser 2019-28, Cl AB
3.150%, 06/16/2060	23	23
GNMA, Ser 2020-123, Cl NI,IO
2.500%, 08/20/2050	94	13
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	94	13
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	95	13
GNMA, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	190	26

2	New Covenant Funds / Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	$473	$51
GNMA, Ser 2020-H04, Cl FP
0.590%, VAR ICE LIBOR USD 1 Month + 0.500%, 06/20/2069	165	166
GNMA, Ser 2020-H09, Cl FL
1.237%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/20/2070	89	93
GNMA, Ser 2020-H13, Cl FA
0.537%, VAR ICE LIBOR USD 1 Month + 0.450%, 07/20/2070	532	535
GNMA, Ser 2020-H13, Cl FM
0.487%, VAR ICE LIBOR USD 1 Month + 0.400%, 08/20/2070	321	322
UMBS TBA
3.000%, 11/15/2042 to 10/15/2051	500	523
2.500%, 10/15/2051 to 11/15/2051	3,200	3,295
2.000%, 10/15/2051 to 11/15/2051	4,300	4,305
1.500%, 10/15/2036	1,100	1,111

		122,472

Non-Agency Mortgage-Backed Obligations — 8.8%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
0.964%, VAR ICE LIBOR USD 1 Month + 0.880%, 09/15/2034 (B)	130	130
Atrium Hotel Portfolio Trust, Ser 2017-ATRM, Cl C
1.734%, VAR ICE LIBOR USD 1 Month + 1.650%, 12/15/2036 (B)	410	409
BANK, Ser 2021-BN36, Cl A5
2.470%, 09/15/2064	644	661
BBCMS Mortgage Trust, Ser 2021-C9, Cl A5
2.299%, 02/15/2054	563	571
Benchmark Mortgage Trust, Ser 2019-B12,Cl A5
3.116%, 08/15/2052	703	758
Benchmark Mortgage Trust, Ser 2019-B15,Cl A5
2.928%, 12/15/2072	481	512
Benchmark Mortgage Trust, Ser 2021-B26,Cl A3
2.391%, 06/15/2054	604	624
BPR Trust, Ser 2021-TY, Cl B
1.250%, VAR ICE LIBOR USD 1 Month + 1.150%, 09/25/2038 (B)	370	370
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060 (A)(B)	95	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.004%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/2036 (B)	$976	$978
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
0.800%, VAR ICE LIBOR USD 1 Month + 0.700%, 09/15/2036 (B)	635	635
Cascade MH Asset Trust, Ser 2021-MH1,Cl A1
1.753%, 02/25/2046 (B)	95	94
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050 (A)(B)	264	268
Citigroup Commercial Mortgage Trust,Ser 2013-375P, Cl A
3.251%, 05/10/2035 (B)	190	197
Citigroup Commercial Mortgage Trust,Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	108
Citigroup Commercial Mortgage Trust,Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	810	863
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045 (B)	590	604
COMM Mortgage Trust, Ser 2012-CR5, Cl A4
2.771%, 12/10/2045	700	716
COMM Mortgage Trust, Ser 2013-CR12,Cl AM
4.300%, 10/10/2046	20	21
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	21
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.249%, 10/10/2046 (A)	10	10
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	99	101
Credit Suisse Mortgage Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059 (B)	356	361
CSMC LLC, Ser 2014-USA, Cl B
4.185%, 09/15/2037 (B)	470	478
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(B)	430	441
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066 (A)(B)	275	276
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066 (A)(B)	189	188
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060 (A)(B)	341	347
CSMC Trust, Ser 2021-RPL3, Cl M3
3.882%, 01/25/2060 (A)(B)	120	130
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060 (A)(B)	187	190

New Covenant Funds / Quarterly Report /September 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(B)	$26	$26
GS Mortage-Backed Securities Trust,Ser 2020-PJ1, Cl A6
3.500%, 05/25/2050 (A)(B)	17	17
GS Mortgage Securities II, Ser 2018-SRP5,Cl B
2.834%, VAR ICE LIBOR USD 1 Month + 2.750%, 09/15/2031 (B)	430	340
GS Mortgage Securities II, Ser 2018-SRP5,Cl A
1.634%, VAR ICE LIBOR USD 1 Month + 1.550%, 09/15/2031 (B)	620	546
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	80	85
GS Mortgage Securities Trust, Ser 2014-GC24, Cl A5
3.931%, 09/10/2047	511	552
GS Mortgage Securities Trust, Ser 2015-GC30, Cl A3
3.119%, 05/10/2050	980	1,034
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A2
3.457%, 05/10/2052	520	545
GS Mortgage-Backed Securities Trust,Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (B)	221	230
GS Mortgage-Backed Securities Trust,Ser 2020-INV1, Cl A14
2.976%, 10/25/2050 (A)(B)	396	403
HarborView Mortgage Loan Trust,Ser 2005-9, Cl 2A1B
0.827%, VAR ICE LIBOR USD 1 Month
+ 0.740%, 06/20/2035	176	177
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (A)	210	225
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.049%, 01/15/2047 (A)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.705%, 09/15/2047 (A)	80	79
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	578	618
JPMDB Commercial Mortgage Securities Trust, Ser 2019-COR6, Cl A4
3.057%, 11/13/2052	537	575

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	$1,030	$1,042
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl AS
3.353%, 12/15/2047 (B)	380	388
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
3.834%, VAR ICE LIBOR USD 1 Month + 3.750%, 05/15/2028 (B)	129	119
JPMorgan Mortgage Trust, Ser 2015-5,Cl A9
2.445%, 05/25/2045 (A)(B)	43	43
JPMorgan Mortgage Trust, Ser 2018-3,Cl A1
3.500%, 09/25/2048 (A)(B)	156	157
JPMorgan Mortgage Trust, Ser 2018-5,Cl A1
3.500%, 10/25/2048 (A)(B)	113	115
JPMorgan Mortgage Trust, Ser 2021-3,Cl A3
2.500%, 07/01/2051 (A)(B)	813	824
MAD Mortgage Trust, Ser 2017-330M, Cl A
3.294%, 08/15/2034 (A)(B)	220	224
Metlife Securitization Trust, Ser 2020-INV1,Cl A2A
2.500%, 05/25/2050 (A)(B)	456	462
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	1,475	1,492
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A4
3.102%, 05/15/2046	714	737
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	515
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	555
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	615	661
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	50	50
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl A4
3.809%, 12/15/2048	732	797
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.484%, VAR ICE LIBOR USD 1 Month + 1.400%, 05/15/2036 (B)	320	317

4	New Covenant Funds / Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	$410	$422
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036 (B)	410	410
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057 (A)(B)	240	251
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (A)(B)	243	255
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059 (A)(B)	218	235
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059 (A)(B)	218	235
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(B)	213	215
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059 (A)(B)	256	264
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056 (A)(B)	170	170
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056 (A)(B)	110	110
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061 (A)(B)	317	318
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061 (A)(B)	385	386
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061 (A)(B)	200	200
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 07/25/2056 (A)(B)	250	250
Provident Funding Mortgage Trust, Ser 2021-INV1, Cl A1
2.500%, 08/25/2051 (A)(B)	616	628
Residential Mortgage Loan Trust, Ser 2019-3, Cl A2
2.941%, 09/25/2059 (A)(B)	185	187
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059 (A)(B)	185	187
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060 (A)(B)	258	259
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	717	751

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	$613	$643
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	551	578
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	1,019	1,061
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	398	404
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	11	11
Sequoia Mortgage Trust, Ser 2020-4, Cl A2
2.500%, 11/25/2050 (A)(B)	406	413
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051 (A)(B)	864	875
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036 (B)	100	104
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041 (B)	510	527
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	117
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	631	640
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.430%, 05/10/2063 (A)(B)	313	2
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	133	140
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.449%, 06/15/2045 (A)(B)	1,010	3
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	164
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.316%, 05/15/2045 (A)(B)	1,014	14
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.709%, 10/15/2057 (A)	980	14

New Covenant Funds / Quarterly Report /September 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.533%, 10/15/2057 (A)	$270	$291

		36,874

Total Mortgage-Backed Securities (Cost $157,887) ($ Thousands)		159,346

U.S. TREASURY OBLIGATIONS — 22.8%
U.S. Treasury Bonds
2.875%, 05/15/2049	170	199
2.375%, 05/15/2051	890	950
2.250%, 08/15/2049	280	290
2.000%, 02/15/2050	850	835
2.000%, 08/15/2051	440	432
1.875%, 02/15/2041	1,544	1,510
1.875%, 02/15/2051	3,240	3,090
1.625%, 11/15/2050	1,400	1,258
1.375%, 11/15/2040	880	790
1.375%, 08/15/2050	3,760	3,173
1.250%, 05/15/2050	3,970	3,248
1.125%, 08/15/2040	1,060	912
U.S. Treasury Inflation-Protected Securities
1.750%, 01/15/2028	91	110
1.375%, 02/15/2044	328	450
0.125%, 10/15/2024	1,850	1,979
0.125%, 01/15/2030	948	1,041
U.S. Treasury Notes
1.625%, 05/15/2031	2,540	2,570
1.250%, 03/31/2028	1,280	1,280
1.250%, 04/30/2028	3,590	3,587
1.250%, 05/31/2028	1,700	1,697
1.250%, 06/30/2028	140	140
1.250%, 09/30/2028	1,520	1,514
1.125%, 08/31/2028	1,790	1,769
1.125%, 02/15/2031	6,058	5,868
0.750%, 04/30/2026	7,028	6,974
0.750%, 05/31/2026	14,130	14,011
0.750%, 01/31/2028	2,800	2,719
0.625%, 07/31/2026	4,196	4,129
0.625%, 11/30/2027	1,410	1,362
0.625%, 12/31/2027	1,760	1,698
0.375%, 04/15/2024	3,869	3,865
0.375%, 04/30/2025	20	20
0.375%, 11/30/2025	290	284
0.375%, 01/31/2026	10,166	9,948
0.250%, 05/15/2024	260	259
0.250%, 05/31/2025	8,800	8,651
0.250%, 06/30/2025	260	255
0.250%, 08/31/2025	730	715

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.250%, 09/30/2025	$10	$10
0.125%, 08/31/2022	970	970
0.125%, 04/30/2023	1,282	1,280

Total U.S. Treasury Obligations (Cost $97,404) ($ Thousands)		95,842

CORPORATE OBLIGATIONS — 21.9%

Communication Services — 2.5%
Alphabet
2.050%, 08/15/2050	70	61
1.100%, 08/15/2030	40	38
0.800%, 08/15/2027	30	29
0.450%, 08/15/2025	20	20
AT&T
4.250%, 03/01/2027	150	170
4.015%, 11/27/2022 (B)(C)	2,000	1,986
3.000%, 06/30/2022	10	10
2.550%, 12/01/2033	472	464
2.300%, 06/01/2027	120	124
1.650%, 02/01/2028	400	397
Charter Communications Operating
5.050%, 03/30/2029	220	258
4.908%, 07/23/2025	490	551
4.800%, 03/01/2050	40	45
3.750%, 02/15/2028	120	131
Comcast
4.150%, 10/15/2028	80	92
3.950%, 10/15/2025	210	233
3.750%, 04/01/2040	20	23
3.450%, 02/01/2050	40	42
3.400%, 04/01/2030	140	154
3.300%, 04/01/2027	30	33
3.250%, 11/01/2039	30	32
3.150%, 03/01/2026	30	32
3.100%, 04/01/2025	10	11
2.937%, 11/01/2056 (B)	27	26
2.800%, 01/15/2051	30	28
Fox
4.709%, 01/25/2029	30	35
Juniper Networks
1.200%, 12/10/2025	570	566
TCI Communications
7.875%, 02/15/2026	240	306
T-Mobile USA
3.875%, 04/15/2030	170	188
3.750%, 04/15/2027	20	22
3.500%, 04/15/2025	369	398
2.550%, 02/15/2031	190	191
2.050%, 02/15/2028	20	20

6	New Covenant Funds / Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
4.862%, 08/21/2046	$40	$51
4.329%, 09/21/2028	435	500
4.125%, 08/15/2046	40	46
4.000%, 03/22/2050	40	45
3.875%, 02/08/2029	30	34
3.850%, 11/01/2042	10	11
3.000%, 03/22/2027	120	129
2.650%, 11/20/2040	300	282
2.625%, 08/15/2026	513	543
2.550%, 03/21/2031	1,414	1,431
2.355%, 03/15/2032 (B)	437	432
2.100%, 03/22/2028	90	91
Viacom
3.875%, 04/01/2024	20	21
Walt Disney
3.350%, 03/24/2025	286	309
3.000%, 09/15/2022	30	31

		10,672

Consumer Discretionary — 1.1%
Amazon.com
4.250%, 08/22/2057	10	13
3.150%, 08/22/2027	470	517
1.200%, 06/03/2027	20	20
American Honda Finance MTN
0.875%, 07/07/2023	846	853
Dollar General
3.250%, 04/15/2023	10	10
Ferguson Finance
4.500%, 10/24/2028 (B)	459	528
3.250%, 06/02/2030 (B)	851	909
General Motors Financial
3.700%, 05/09/2023	190	198
Home Depot
3.900%, 12/06/2028	10	11
3.900%, 06/15/2047	10	12
3.350%, 04/15/2050	50	54
3.300%, 04/15/2040	40	43
2.500%, 04/15/2027	450	478
Lowe’s
4.500%, 04/15/2030	30	35
1.700%, 09/15/2028	80	79
McDonald’s MTN
4.200%, 04/01/2050	70	83
3.800%, 04/01/2028	200	224
3.700%, 01/30/2026	10	11
3.625%, 09/01/2049	10	11
3.500%, 03/01/2027	20	22
3.500%, 07/01/2027	10	11
3.350%, 04/01/2023	280	292
3.300%, 07/01/2025	50	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.450%, 09/01/2025	$10	$10
Newell Brands
4.350%, 04/01/2023	53	55
NIKE
3.375%, 03/27/2050	30	34
2.750%, 03/27/2027	40	43
2.400%, 03/27/2025	40	42
Target
2.250%, 04/15/2025	80	83

		4,735

Consumer Staples — 0.6%
Cargill
1.375%, 07/23/2023 (B)	70	71
Coca-Cola
3.375%, 03/25/2027	30	33
2.600%, 06/01/2050	10	9
1.450%, 06/01/2027	80	81
Costco Wholesale
1.600%, 04/20/2030	90	88
1.375%, 06/20/2027	120	121
Hershey
0.900%, 06/01/2025	20	20
Kimberly-Clark
3.100%, 03/26/2030	20	22
Kroger
7.700%, 06/01/2029	565	774
Mars
3.200%, 04/01/2030 (B)	30	33
2.700%, 04/01/2025 (B)	60	63
Mondelez International
1.500%, 05/04/2025	180	183
PepsiCo
3.875%, 03/19/2060	20	24
3.625%, 03/19/2050	30	34
2.750%, 03/05/2022	80	81
2.625%, 03/19/2027	10	11
2.250%, 03/19/2025	331	345
1.625%, 05/01/2030	70	69
0.750%, 05/01/2023	80	81
Procter & Gamble
3.000%, 03/25/2030	40	44
2.800%, 03/25/2027	10	11
Walmart
1.800%, 09/22/2031	160	159

		2,357

Energy — 2.6%
Apache
3.250%, 04/15/2022	616	617
Berkshire Hathaway Energy
3.700%, 07/15/2030	140	158

New Covenant Funds / Quarterly Report /September 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets America
3.790%, 02/06/2024	$80	$86
3.633%, 04/06/2030	50	56
3.410%, 02/11/2026	90	98
3.216%, 11/28/2023	90	95
3.119%, 05/04/2026	170	184
Cameron LNG
2.902%, 07/15/2031 (B)	60	64
Chevron
1.995%, 05/11/2027	40	41
1.554%, 05/11/2025	70	71
Chevron USA
3.850%, 01/15/2028	30	34
3.250%, 10/15/2029	80	88
Cimarex Energy
4.375%, 06/01/2024	160	172
4.375%, 03/15/2029	240	271
3.900%, 05/15/2027	160	175
ConocoPhillips
4.300%, 08/15/2028 (B)	30	34
3.750%, 10/01/2027 (B)	160	179
Continental Resources
3.800%, 06/01/2024	190	200
Devon Energy
5.850%, 12/15/2025	210	243
5.250%, 10/15/2027 (B)	64	68
5.000%, 06/15/2045	70	82
4.500%, 01/15/2030 (B)	32	35
Diamondback Energy
3.500%, 12/01/2029	20	21
3.250%, 12/01/2026	30	32
3.125%, 03/24/2031	40	41
2.875%, 12/01/2024	290	304
Energy Transfer
4.950%, 06/15/2028	10	11
4.500%, 11/01/2023	60	64
3.750%, 05/15/2030	160	173
2.900%, 05/15/2025	140	147
Enterprise Products Operating
4.800%, 02/01/2049	30	37
4.200%, 01/31/2050	10	11
4.150%, 10/16/2028	140	159
3.950%, 02/15/2027	150	167
3.950%, 01/31/2060	10	11
3.900%, 02/15/2024	457	488
3.700%, 01/31/2051	80	85
3.125%, 07/31/2029	210	225
2.800%, 01/31/2030	170	178
EOG Resources
4.375%, 04/15/2030	190	222
4.150%, 01/15/2026	160	178

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exxon Mobil
4.327%, 03/19/2050	$30	$37
3.043%, 03/01/2026	150	162
2.992%, 03/19/2025	270	288
2.610%, 10/15/2030	100	105
1.571%, 04/15/2023	10	10
Kinder Morgan
5.550%, 06/01/2045	20	25
4.300%, 06/01/2025	60	66
MidAmerican Energy
3.650%, 04/15/2029	140	157
MPLX
5.200%, 03/01/2047	30	36
5.200%, 12/01/2047	50	61
4.800%, 02/15/2029	50	58
4.125%, 03/01/2027	110	123
4.000%, 03/15/2028	40	44
Occidental Petroleum
5.550%, 03/15/2026	170	189
4.725%, 10/10/2036 (C)	2,000	1,085
3.400%, 04/15/2026	80	82
3.200%, 08/15/2026	130	133
3.000%, 02/15/2027	130	130
Phillips 66
3.700%, 04/06/2023	582	610
Pioneer Natural Resources
2.150%, 01/15/2031	40	39
1.900%, 08/15/2030	70	67
1.125%, 01/15/2026	50	49
0.750%, 01/15/2024	120	120
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	503
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	160	165
Transcontinental Gas Pipe Line
3.250%, 05/15/2030	100	107
Western Midstream Operating
5.300%, 02/01/2030	20	22
4.350%, 02/01/2025	30	32
2.229%, VAR ICE LIBOR USD 3 Month + 2.100%, 01/13/2023	20	20
Williams
5.100%, 09/15/2045	70	87
4.900%, 01/15/2045	90	108
3.750%, 06/15/2027	390	429
3.500%, 11/15/2030	20	22

		10,776

Financials — 6.8%
American Express
2.650%, 12/02/2022	264	271

8	New Covenant Funds / Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American International Group
2.500%, 06/30/2025	$40	$42
Aviation Capital Group
4.125%, 08/01/2025 (B)	160	172
1.950%, 01/30/2026 (B)	567	565
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month + 1.040%, 12/20/2028	234	254
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	258	266
2.592%, VAR United States Secured Overnight Financing Rate +
2.150%, 04/29/2031	380	388
1.734%, VAR United States Secured Overnight Financing Rate + 0.960%, 07/22/2027	2,006	2,014
Bank of America MTN
4.250%, 10/22/2026	10	11
4.200%, 08/26/2024	210	230
4.125%, 01/22/2024	370	400
4.100%, 07/24/2023	280	299
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	40	47
4.000%, 04/01/2024	440	476
4.000%, 01/22/2025	80	87
3.974%, VAR ICE LIBOR USD 3 Month + 1.210%, 02/07/2030	80	90
3.593%, VAR ICE LIBOR USD 3 Month + 1.370%, 07/21/2028	210	230
3.550%, VAR ICE LIBOR USD 3 Month + 0.780%, 03/05/2024	80	83
3.500%, 04/19/2026	130	142
3.300%, 01/11/2023	60	62
Bank of New York Mellon MTN
3.300%, 08/23/2029	790	866
1.600%, 04/24/2025	40	41
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	557
Capital One Financial
3.300%, 10/30/2024	480	515
Carlyle Finance Subsidiary
3.500%, 09/19/2029 (B)	716	769
Charles Schwab
3.850%, 05/21/2025	110	120
Citigroup
8.125%, 07/15/2039	12	21
5.500%, 09/13/2025	450	519
5.300%, 05/06/2044	31	41
4.650%, 07/30/2045	28	36
4.450%, 09/29/2027	120	136

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.412%, VAR United States Secured Overnight Financing Rate + 3.914%, 03/31/2031	$100	$115
4.400%, 06/10/2025	160	177
4.300%, 11/20/2026	40	45
4.125%, 07/25/2028	40	45
4.075%, VAR ICE LIBOR USD 3 Month + 1.192%, 04/23/2029	240	269
4.050%, 07/30/2022	40	41
3.668%, VAR ICE LIBOR USD 3 Month + 1.390%, 07/24/2028	340	374
3.500%, 05/15/2023	100	105
3.400%, 05/01/2026	354	385
3.200%, 10/21/2026	287	309
3.106%, VAR United States Secured Overnight Financing Rate + 2.842%, 04/08/2026	150	159
2.572%, VAR United States Secured Overnight Financing Rate + 2.107%, 06/03/2031	200	204
1.678%, VAR United States Secured Overnight Financing Rate + 1.667%, 05/15/2024	903	921
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (B)	673	677
Goldman Sachs Group
4.250%, 10/21/2025	190	210
4.223%, VAR ICE LIBOR USD 3 Month + 1.301%, 05/01/2029	650	735
3.691%, VAR ICE LIBOR USD 3 Month + 1.510%, 06/05/2028	400	440
3.500%, 04/01/2025	80	86
3.500%, 11/16/2026	90	97
Goldman Sachs Group MTN
4.000%, 03/03/2024	420	452
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	30	30
JPMorgan Chase
4.452%, VAR ICE LIBOR USD 3 Month + 1.330%, 12/05/2029	200	230
4.203%, VAR ICE LIBOR USD 3 Month + 1.260%, 07/23/2029	773	879
4.023%, VAR ICE LIBOR USD 3 Month + 1.000%, 12/05/2024	230	246
4.005%, VAR ICE LIBOR USD 3 Month + 1.120%, 04/23/2029	100	112
3.875%, 09/10/2024	290	315
2.522%, VAR United States Secured Overnight Financing Rate + 2.040%, 04/22/2031	190	194

New Covenant Funds / Quarterly Report /September 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.083%, VAR United States Secured Overnight Financing Rate + 1.850%, 04/22/2026	$130	$134
1.514%, VAR United States Secured Overnight Financing Rate + 1.455%, 06/01/2024	210	214
KKR Group Finance VI
3.750%, 07/01/2029 (B)	1,149	1,276
Lincoln National
3.400%, 01/15/2031	451	490
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (B)	220	222
Moody’s
2.000%, 08/19/2031	1,000	979
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month + 1.140%, 01/24/2029	150	166
3.750%, 02/25/2023	1,110	1,161
3.622%, VAR United States Secured Overnight Financing Rate + 3.120%, 04/01/2031	475	524
2.699%, VAR United States Secured Overnight Financing Rate + 1.143%, 01/22/2031	200	206
2.188%, VAR United States Secured Overnight Financing Rate + 1.990%, 04/28/2026	400	413
New York Life Global Funding
0.950%, 06/24/2025 (B)	60	60
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	944	1,025
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	20	20
State Street
3.152%, VAR United States Secured Overnight Financing Rate + 2.650%, 03/30/2031	50	55
Truist Financial MTN
1.267%, VAR United States Secured Overnight Financing Rate + 0.609%, 03/02/2027	686	684
US Bancorp
3.375%, 02/05/2024	540	574
1.450%, 05/12/2025	160	163
USAA Capital
2.125%, 05/01/2030 (B)	150	151
Wells Fargo
3.000%, 10/23/2026	190	204
2.188%, VAR United States Secured Overnight Financing Rate + 2.000%, 04/30/2026	130	134

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate + 4.502%, 04/04/2051	$380	$510
4.900%, 11/17/2045	30	38
4.478%, VAR United States Secured Overnight Financing Rate + 4.032%, 04/04/2031	130	151
4.300%, 07/22/2027	200	227
3.750%, 01/24/2024	540	577
3.450%, 02/13/2023	120	125
2.879%, VAR United States Secured Overnight Financing Rate + 1.432%, 10/30/2030	100	104
2.393%, VAR United States Secured Overnight Financing Rate + 2.100%, 06/02/2028	290	299
1.654%, VAR United States Secured Overnight Financing Rate + 1.600%, 06/02/2024	160	163

		28,651

Health Care — 2.7%
Abbott Laboratories
3.400%, 11/30/2023	175	186
AbbVie
4.250%, 11/21/2049	30	36
3.800%, 03/15/2025	40	43
3.750%, 11/14/2023	20	21
3.600%, 05/14/2025	10	11
3.450%, 03/15/2022	120	121
3.200%, 11/21/2029	40	43
2.950%, 11/21/2026	20	21
2.600%, 11/21/2024	140	147
2.300%, 11/21/2022	1,046	1,068
Adventist Health System
2.433%, 09/01/2024	431	444
Aetna
2.800%, 06/15/2023	20	21
Anthem
3.125%, 05/15/2022	340	346
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,227
Becton Dickinson
4.685%, 12/15/2044	40	50
3.734%, 12/15/2024	7	8
3.363%, 06/06/2024	186	198
Bristol-Myers Squibb
3.875%, 08/15/2025	71	78
3.550%, 08/15/2022	60	62
3.400%, 07/26/2029	50	55
3.200%, 06/15/2026	120	131

10	New Covenant Funds / Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.900%, 07/26/2024	$154	$164
2.600%, 05/16/2022	80	81
Cigna
4.375%, 10/15/2028	400	462
4.125%, 11/15/2025	200	222
3.750%, 07/15/2023	16	17
3.500%, 06/15/2024	160	171
1.250%, 03/15/2026	725	724
CommonSpirit Health
4.200%, 08/01/2023	473	502
CVS Health
5.050%, 03/25/2048	60	77
4.300%, 03/25/2028	164	187
3.875%, 07/20/2025	95	104
3.625%, 04/01/2027	180	198
2.125%, 09/15/2031	60	59
1.750%, 08/21/2030	200	192
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,047	1,318
Eli Lilly
2.350%, 05/15/2022	170	172
Gilead Sciences
2.500%, 09/01/2023	50	52
Humana
4.500%, 04/01/2025	10	11
3.150%, 12/01/2022	240	246
2.900%, 12/15/2022	290	298
Johnson & Johnson
0.950%, 09/01/2027	100	98
0.550%, 09/01/2025	50	50
Merck
1.450%, 06/24/2030	50	48
0.750%, 02/24/2026	80	79
Pfizer
2.625%, 04/01/2030	100	106
1.700%, 05/28/2030	50	49
0.800%, 05/28/2025	110	110
SSM Health Care
3.688%, 06/01/2023	644	673
Thermo Fisher Scientific
4.133%, 03/25/2025	463	509
UnitedHealth Group
4.450%, 12/15/2048	10	13
4.250%, 06/15/2048	10	12
3.875%, 12/15/2028	30	34
3.750%, 07/15/2025	30	33
3.500%, 06/15/2023	20	21
2.875%, 12/15/2021	50	50
2.375%, 10/15/2022	10	10
2.000%, 05/15/2030	30	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.250%, 01/15/2026	$20	$20

		11,519

Industrials – 1.6%
3M
3.700%, 04/15/2050	150	171
2.375%, 08/26/2029	30	31
Air Lease
3.375%, 07/01/2025	100	106
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	13
Carlisle
2.200%, 03/01/2032	634	615
Carrier Global
2.700%, 02/15/2031	10	10
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	568	598
Deere
3.750%, 04/15/2050	30	36
3.100%, 04/15/2030	10	11
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	486	521
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	655
Eaton
2.750%, 11/02/2022	450	462
General Electric
3.625%, 05/01/2030	330	367
3.450%, 05/01/2027	400	439
General Electric MTN
6.875%, 01/10/2039	4	6
Honeywell International
1.350%, 06/01/2025	50	51
International Lease Finance
5.875%, 08/15/2022	400	418
Penske Truck Leasing LP
3.900%, 02/01/2024 (B)	965	1,029
Republic Services
3.200%, 03/15/2025	180	192
Ryder System MTN
3.350%, 09/01/2025	836	901
Union Pacific
3.750%, 07/15/2025	20	22
2.891%, 04/06/2036 (B)	20	21

		6,675

Information Technology – 1.3%
Adobe
2.300%, 02/01/2030	210	217

New Covenant Funds / Quarterly Report /September 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Apple
3.350%, 02/09/2027	$210	$232
2.900%, 09/12/2027	110	119
2.450%, 08/04/2026	70	74
1.125%, 05/11/2025	130	131
Broadcom
4.700%, 04/15/2025	180	201
4.110%, 09/15/2028	515	573
3.150%, 11/15/2025	240	257
Intel
4.750%, 03/25/2050	10	13
3.700%, 07/29/2025	30	33
1.600%, 08/12/2028	50	50
Mastercard
3.850%, 03/26/2050	10	12
3.375%, 04/01/2024	60	64
Micron Technology
2.497%, 04/24/2023	70	72
Microsoft
3.300%, 02/06/2027	90	100
2.400%, 02/06/2022	150	151
NVIDIA
3.700%, 04/01/2060	90	105
3.500%, 04/01/2040	130	144
3.500%, 04/01/2050	290	325
2.850%, 04/01/2030	90	96
Oracle
2.875%, 03/25/2031	30	31
2.500%, 10/15/2022	130	133
2.500%, 04/01/2025	738	772
1.650%, 03/25/2026	150	152
PayPal Holdings
1.650%, 06/01/2025	60	61
1.350%, 06/01/2023	571	580
salesforce.com
3.700%, 04/11/2028	150	168
3.250%, 04/11/2023	70	73
1.500%, 07/15/2028	510	507
Texas Instruments
1.750%, 05/04/2030	40	40
Visa
4.300%, 12/14/2045	10	13
3.150%, 12/14/2025	110	119
1.900%, 04/15/2027	60	62

		5,680

Real Estate – 1.0%
Alexandria Real Estate Equities
3.450%, 04/30/2025	802	867
Digital Realty Trust
3.600%, 07/01/2029	815	892

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ERP Operating
1.850%, 08/01/2031	$1,066	$1,029
Healthcare Trust of America Holdings
3.100%, 02/15/2030	769	808
Spirit Realty
2.100%, 03/15/2028	583	580

		4,176

Utilities – 1.7%
Aquarion
4.000%, 08/15/2024 (B)	227	244
Commonwealth Edison
3.700%, 08/15/2028	468	527
Duke Energy
2.400%, 08/15/2022	150	152
Duke Energy Florida
3.200%, 01/15/2027	440	477
Exelon
5.625%, 06/15/2035	343	444
FirstEnergy
4.750%, 03/15/2023	380	395
3.350%, 07/15/2022	330	334
1.600%, 01/15/2026	30	30
National Rural Utilities Cooperative Finance
2.850%, 01/27/2025	1,060	1,119
Northern States Power
7.125%, 07/01/2025	1,190	1,443
NSTAR Electric
1.950%, 08/15/2031	1,000	986
Pacific Gas and Electric
2.100%, 08/01/2027	130	127
1.750%, 06/16/2022	100	100
Public Service Enterprise Group
2.875%, 06/15/2024	713	751

		7,129

Total Corporate Obligations (Cost $88,632) ($ Thousands)		92,370

ASSET-BACKED SECURITIES – 8.1%
Automotive – 0.7%
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (B)	440	451
Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (B)	310	309
Ford Credit Auto Owner Trust, Ser 2020- REV2, Cl A
1.060%, 04/15/2033 (B)	1,144	1,140

12	New Covenant Funds / Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III, Ser 2021-2A, Cl B
2.120%, 12/27/2027 (B)	$160	$161
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (B)	300	303
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/2025 (B)	240	241
Hertz Vehicle Financing, Ser 2021-1A, Cl C
2.050%, 12/26/2025 (B)	210	212

		2,817

Home – 0.1%
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
3.086%, VAR ICE LIBOR USD 1 Month + 3.000%, 07/25/2034 (B)	227	229
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
0.386%, VAR ICE LIBOR USD 1 Month + 0.300%, 05/25/2037 (B)	177	165

		394

Other Asset-Backed Securities – 7.3%
AEP Texas Restoration Funding, Ser 2019-1, Cl A2
2.294%, 08/01/2031	1,646	1,712
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
0.836%, VAR ICE LIBOR USD 1 Month + 0.750%, 09/25/2035	66	66
AMSR Trust, Ser 2020-SFR4, Cl A
1.355%, 11/17/2037 (B)	463	462
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (B)	297	302
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	520	527
CF Hippolyta, Ser 2021-1A, Cl A1
1.530%, 03/15/2061 (B)	590	593
Citigroup Mortgage Loan Trust, Ser 2007- WFH3, Cl A3
0.336%, VAR ICE LIBOR USD 1 Month + 0.250%, 06/25/2037	43	42
Corevest American Finance Trust, Ser 2021-1, Cl A
1.569%, 04/15/2053 (B)	514	514
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.224%, VAR ICE LIBOR USD 1 Month + 0.140%, 07/15/2036	206	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	$424	$426
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	894	891
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (B)	795	794
Hardee’s Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (B)	399	400
Invitation Homes Trust, Ser 2018-SFR1, Cl A
0.784%, VAR ICE LIBOR USD 1 Month + 0.700%, 03/17/2037 (B)	1,283	1,284
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
1.016%, VAR ICE LIBOR USD 1 Month + 0.930%, 07/25/2035	175	176
MMAF Equipment Finance, Ser 2018-A, Cl A3
3.200%, 09/12/2022 (B)	125	126
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, Cl M1
0.941%, VAR ICE LIBOR USD 1 Month + 0.855%, 07/25/2034	383	380
Navient Student Loan Trust, Ser 2016-3A, Cl A3
1.436%, VAR ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (B)	387	399
Navient Student Loan Trust, Ser 2016-6A, Cl A3
1.386%, VAR ICE LIBOR USD 1 Month + 1.300%, 03/25/2066 (B)	550	571
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A1
1.480%, 01/20/2051 (B)	978	976
Palmer Square CLO, Ser 2021-2A, Cl A1A3
1.134%, VAR ICE LIBOR USD 3 Month + 1.000%, 10/17/2031 (B)	693	693
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (B)	299	302
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (B)	597	596
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (B)	557	559
RAAC Series Trust, Ser 2005-SP3, Cl M2
1.286%, VAR ICE LIBOR USD 1 Month + 1.200%, 12/25/2035	196	197
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	339	357
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	1,027	1,027

New Covenant Funds / Quarterly Report /September 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	$165	$176
SBA Small Business Investment, Ser 2021-10A, Cl 1
1.667%, 03/10/2031	580	589
SLC Student Loan Trust, Ser 2010-1, Cl A
1.004%, VAR ICE LIBOR USD 3 Month + 0.875%, 11/25/2042	196	197
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
0.406%, VAR ICE LIBOR USD 3 Month + 0.290%, 06/15/2039	208	204
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.316%, VAR ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (B)	115	115
SLM Student Loan Trust, Ser 2005-8, Cl A5
0.295%, VAR ICE LIBOR USD 3 Month + 0.170%, 01/25/2040	660	645
SLM Student Loan Trust, Ser 2021-10A, Cl A4
0.786%, VAR ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (B)	100	100
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (B)	380	379
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (B)	170	170
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (B)	461	485
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (B)	371	383
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (B)	319	331
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	593	591
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	271	282
Tricon American Homes, Ser 2020-SFR1, Cl A
1.499%, 07/17/2038 (B)	530	530
TRP - TRIP Rail Master Funding, Ser 2021-2, Cl A
2.150%, 06/19/2051 (B)	287	289
TRP LLC, Ser 2021-1, Cl A
2.070%, 06/19/2051 (B)	498	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	$178	$191
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	160	173
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	132	138
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	585	627
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	675	706
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	573	599
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	361	379
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	389	408
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	532	562
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	1,061	1,148
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	53	56
United States Small Business Administration, Ser 2021-25H, Cl 1
1.450%, 08/01/2046	1,599	1,570
Vantage Data Centers, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (B)	1,000	994
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	317	335
Wendy’s Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (B)	1,028	1,037
Wendy’s Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (B)	673	685
Wind River CLO, Ser 2021-3A, Cl A
1.262%, VAR ICE LIBOR USD 3 Month + 1.150%, 07/20/2033 (B)	614	614

		30,753

Total Asset-Backed Securities (Cost $33,564) ($ Thousands)		33,964

14	New Covenant Funds / Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS — 5.7%
Anglo American Capital
3.625%, 09/11/2024 (B)	$200	$215
Banco Santander
3.125%, 02/23/2023	200	207
2.746%, 05/28/2025	200	210
1.239%, 04/12/2023	200	203
Bank of Montreal MTN
1.850%, 05/01/2025	130	134
Bank of Nova Scotia
1.300%, 06/11/2025	70	70
Barclays Bank
1.700%, 05/12/2022	200	201
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
BNP Paribas
5.198%, 01/10/2030 (B)	200	238
4.705%, 01/10/2025 (B)	270	292
4.400%, 08/14/2028 (B)	200	228
2.871%, 04/19/2032 (B)	200	204
1.675%, 06/30/2027 (B)	290	289
BP Capital Markets PLC
3.535%, 11/04/2024	20	21
BPCE MTN
3.000%, 05/22/2022 (B)	640	651
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	554
3.950%, 11/09/2022	670	696
3.875%, 09/26/2023 (B)	595	634
Credit Agricole MTN
1.907%, 06/16/2026 (B)	250	255
Credit Suisse Group
4.194%, 04/01/2031 (B)	250	280
1.305%, 02/02/2027 (B)	471	460
Credit Suisse NY
2.950%, 04/09/2025	250	265
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	51
Danske Bank
5.000%, 01/12/2022 (B)	200	202
1.226%, 06/22/2024 (B)	200	202
Ecopetrol
5.375%, 06/26/2026	140	152
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	220
2.625%, 04/28/2028 (B)	230	231
Glencore Funding
4.125%, 05/30/2023 (B)	890	941
4.125%, 03/12/2024 (B)	60	64
HSBC Holdings PLC
4.583%, 06/19/2029	200	227
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	200	216

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
3.375%, 01/12/2023 (B)	$200	$207
3.125%, 07/14/2022 (B)	200	204
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	472
Lloyds Banking Group
2.858%, 03/17/2023	434	439
1.326%, 06/15/2023	360	362
Macquarie Bank
2.300%, 01/22/2025 (B)	1,188	1,236
Macquarie Group MTN
4.150%, 03/27/2024 (B)	495	520
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	510	543
Nacional del Cobre de Chile
3.150%, 01/15/2051	420	387
NatWest Group
4.519%, 06/25/2024	290	309
4.269%, 03/22/2025	200	216
Nutrien
1.900%, 05/13/2023	501	512
NXP BV
4.625%, 06/01/2023 (B)	479	509
2.700%, 05/01/2025 (B)	40	42
OCP
4.500%, 10/22/2025 (B)	400	429
Orbia Advance
2.875%, 05/11/2031 (B)	200	201
ORIX
4.050%, 01/16/2024	365	393
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	430
Petrobras Global Finance BV
6.850%, 06/05/2115	150	155
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	412
Prosus MTN
3.061%, 07/13/2031 (B)	410	400
Royal Bank of Canada MTN
1.600%, 04/17/2023	120	122
1.150%, 06/10/2025	70	70
Santander UK Group Holdings PLC
3.571%, 01/10/2023	200	202
Shell International Finance BV
3.250%, 05/11/2025	150	162
3.250%, 04/06/2050	110	117
2.875%, 05/10/2026	90	97
2.750%, 04/06/2030	40	42
2.375%, 04/06/2025	548	573
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	314

New Covenant Funds / Quarterly Report /September 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (B)	$200	$211
Southern Copper
3.500%, 11/08/2022	130	134
Standard Chartered
0.991%, 01/12/2025 (B)	670	668
Suzano Austria GmbH
3.125%, 01/15/2032	510	493
Swedbank
1.300%, 06/02/2023 (B)	200	203
Tencent Holdings MTN
3.595%, 01/19/2028 (B)	250	268
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	30
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	918	920
0.750%, 06/12/2023	130	131
Toyota Motor
1.339%, 03/25/2026	210	211
UBS
1.750%, 04/21/2022 (B)	200	201
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	707
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	281
3.491%, 05/23/2023 (B)	390	398
Vale Overseas
6.875%, 11/21/2036	148	197
6.250%, 08/10/2026	240	283

Total Foreign Bonds (Cost $23,169) ($ Thousands)		24,236

SOVEREIGN DEBT — 2.2%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	490	501
Chile Government International Bond
3.100%, 05/07/2041	260	251
Colombia Government International Bond
5.625%, 02/26/2044	280	292
5.200%, 05/15/2049	310	309
3.125%, 04/15/2031	220	206
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (B)	200	242
3.850%, 07/18/2027 (B)	200	222
3.750%, 04/25/2022	370	376
Kuwait International Government Bond
3.500%, 03/20/2027 (B)	210	232

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Mexico Government International Bond
4.000%, 10/02/2023	$118	$126
3.600%, 01/30/2025	380	413
Panama Government International Bond
6.700%, 01/26/2036	190	253
4.300%, 04/29/2053	300	317
Peruvian Government International Bond
5.625%, 11/18/2050	310	419
3.300%, 03/11/2041	340	330
Poland Government International Bond
4.000%, 01/22/2024	450	485
Province of Quebec Canada
2.625%, 02/13/2023	500	516
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,216
Qatar Government International Bond
3.250%, 06/02/2026	620	669
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	100	116
5.875%, 09/16/2043	400	541
5.625%, 04/04/2042	400	518
Uruguay Government International Bond
4.375%, 01/23/2031	580	671

Total Sovereign Debt (Cost $8,598) ($ Thousands)		9,221

MUNICIPAL BONDS — 0.9%
California — 0.1%
San Jose, Financing Authority, RB
1.311%, 06/01/2026	540	542

Michigan — 0.2%
Michigan State, Finance Authority, RB Callable 03/01/2024 @ 100
2.988%, 09/01/2049 (D)	755	793

Missouri — 0.2%
University of Missouri, System Facilities, RB Callable 10/01/2025 @ 100
1.714%, 11/01/2025	725	745

New Jersey — 0.0%
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/2023	125	129

New York — 0.2%
New York State, Urban Development, RB
3.350%, 03/15/2026	665	726

16	New Covenant Funds / Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Wisconsin — 0.2%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	$745	$854

Total Municipal Bonds (Cost $3,621) ($ Thousands)		3,789

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
FHLMC
2.375%, 01/13/2022	1,090	1,097

Total U.S. Government Agency Obligation (Cost $1,091) ($ Thousands)		1,097

	Shares
CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund,Cl F
0.010%**†	13,909,161	13,909

Total Cash Equivalent (Cost $13,909) ($ Thousands)		13,909

Total Investments in Securities — 103.1% (Cost $427,875) ($ Thousands)		$433,774

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options (E) (Cost $61) ($ Thousands)	105	$70

WRITTEN OPTIONS* — 0.0%
Total Written Options (E)
(Premiums Received $62) ($ Thousands)	(146)	$(63)

New Covenant Funds / Quarterly Report /September 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Continued)

A list of open option contracts held by the Fund at September 30, 2021 are as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
November 2021, U.S. 10-Year Futures*	17	$8	$132.50	10/16/2021	$19
October 2021, U.S. 10-Year Notes*	28	8	133.00	10/16/2021	39

		16			58

Call Options
November 2021, U.S. 10-Year Futures*	30	17	133.00	10/16/2021	3
November 2021, U.S. 10-Year Futures*	18	10	133.50	10/16/2021	1
November 2021, U.S. Bond Futures*	12	18	161.00	10/16/2021	8

		45			12

Total Purchased Options		$61			$70

WRITTEN OPTIONS — 0.0%
Put Options
November 2021, U.S. 10-Year Futures*	(25)	$(8)	131.00	10/16/21	$(9)
November 2021, U.S. 10-Year Futures*	(22)	(7)	132.00	10/16/21	(17)
October 2021, U.S. 10-Year Notes*	(36)	(5)	132.50	10/16/21	(32)

		(20)			(58)

Call Options
November 2021, U.S. 10-Year Futures*	(25)	(9)	134.00	10/16/21	(1)
November 2021, U.S. Bond Futures*	(16)	(16)	165.00	10/16/21	(2)
November 2021, U.S. Bond Futures*	(17)	(16)	164.00	10/16/21	(2)
October 2021, U.S. 10-Year Notes*	(5)	(1)	132.00	10/16/21	–

		(42)			(5)

Total Written Options		$(62)			$(63)

† Represents Cost

A list of the open futures contracts held by the Fund at September 30, 2021 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)

Long Contracts
90-Day Euro$	41	Jun-2023	$10,172	$10,170	$(2)
90-Day Euro$	192	Dec-2023	47,470	47,450	(20)
U.S. 2-Year Treasury Notes	76	Jan-2022	16,735	16,724	(11)
U.S. 5-Year Treasury Notes	328	Jan-2022	40,500	40,260	(240)
Ultra 10-Year U.S. Treasury Notes	78	Dec-2021	11,501	11,330	(171)

			126,378	125,934	(444)

Short Contracts
90-Day Euro$	(66)	Dec-2021	$(16,462)	$(16,472)	$(10)
U.S. 10-Year Treasury Notes	(193)	Dec-2021	(25,687)	(25,401)	286
U.S. Long Treasury Bond	(233)	Dec-2021	(37,867)	(37,098)	769
U.S. Ultra Long Treasury Bond	(25)	Dec-2021	(4,916)	(4,777)	139
			(84,932)	(83,748)	1,184

			$41,446	$42,186	$740

The futures contracts are considered to have interest rate risk associated with them.

18	New Covenant Funds / Quarterly Report /September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Income Fund (Concluded)

Percentages are based on Net Assets of $420,761 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2021.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2021, the value of these securities amounted to $68,895 ($ Thousands), representing 16.4% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Refer to table below for details on Options Contracts.

AGM— Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage-Backed Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of September 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	159,346	–	159,346
U.S. Treasury Obligations	–	95,842	–	95,842
Corporate Obligations	–	92,370	–	92,370
Asset-Backed Securities	–	33,964	–	33,964
Foreign Bonds	–	24,236	–	24,236
Sovereign Debt	–	9,221	–	9,221
Municipal Bonds	–	3,789	–	3,789
U.S. Government Agency Obligation	–	1,097	–	1,097
Cash Equivalent	13,909	–	–	13,909

Total Investments in Securities	13,909	419,865	–	433,774

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	70	–	–	70
Written Options	(63)	–	–	(63)
Futures Contracts*
Unrealized Appreciation	1,194	–	–	1,194
Unrealized Depreciation	(454)	–	–	(454)

Total Other Financial Instruments	747	–	–	747

*Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 9,145	$ 43,589	$ (38,825)	$ —	$ —	$ 13,909	13,909,161	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

New Covenant Funds / Quarterly Report /September 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.0%

Equity Fund — 59.7%
New Covenant Growth Fund †	3,771,462	$223,648

Total Equity Fund (Cost $99,638) ($ Thousands)		223,648

Fixed Income Fund — 39.3%
New Covenant Income Fund †	6,180,710	146,977

Total Fixed Income Fund (Cost $143,588) ($ Thousands)		146,977

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	6,297,164	$6,297

Total Cash Equivalent (Cost $6,297) ($ Thousands)		6,297

Total Investments in Securities — 100.7% (Cost $249,523) ($ Thousands)		$376,922

Percentages are based on Net Assets of $374,480 ($ Thousands).
†	Investment in Affiliated Security.
**	Rate shown is the 7-day effective yield as of September 30, 2021.

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
New Covenant Growth Fund	$ 227,402	$ 1,616	$ (4,629)	$ 1,207	$ (1,948)	$ 223,648	3,771,462	$ 295	$ —
New Covenant Income Fund	142,305	5,348	—	—	(676)	146,977	6,180,710	568	—
SEI Daily Income Trust, Government Fund, Cl F	3,258	5,979	(2,940)	—	—	6,297	6,297,164	—	—

Totals	$ 372,965	$ 12,943	$ (7,569)	$ 1,207	$ (2,624)	$ 376,922		$ 863	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

New Covenant Funds/ Quarterly Report /September 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.3%

Fixed Income Fund — 64.9%
New Covenant Income Fund †	2,385,670	$56,731

Total Fixed Income Fund (Cost $55,271) ($ Thousands)		56,731

Equity Fund — 34.4%
New Covenant Growth Fund †	507,093	30,070

Total Equity Fund (Cost $11,033) ($ Thousands)		30,070

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	629,564	$630

Total Cash Equivalent (Cost $630) ($ Thousands)		630

Total Investments in Securities — 100.0% (Cost $66,934) ($ Thousands)		$87,431

Percentages are based on Net Assets of $87,425 ($ Thousands).
†	Investment in Affiliated Security).
**	Rate shown is the 7-day effective yield as of September 30, 2021.

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
New Covenant Income Fund	$ 56,398	$ 614	$ (18)	$ —	$ (263)	$ 56,731	2,385,670	$ 220	$ —
New Covenant Growth Fund	31,375	—	(1,226)	602	(681)	30,070	507,093	41	—
SEI Daily Income Trust, Government Fund, Cl F	717	2,905	(2,992)	—	—	630	629,564	—	—

Totals	$ 88,490	$ 3,519	$ (4,236)	$ 602	$ (944)	$ 87,431		$ 261	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

New Covenant Funds / Quarterly Report /September 30, 2021	1